UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008


                          USAA FIRST START GROWTH FUND



[LOGO OF USAA]
  USAA(R)










PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FIRST START GROWTH FUND
OCTOBER 31, 2008






                                                                      (Form N-Q)

48449-1208                                   (C)2008, USAA. All rights reserved.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS


USAA FIRST START GROWTH FUND
OCTOBER 31, 2008 (Unaudited)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (61.3%)

               COMMON STOCKS (50.7%)

               CONSUMER DISCRETIONARY (8.1%)
               -----------------------------
               ADVERTISING (0.1%)
          400  Arbitron, Inc.                                                              $           13
        2,300  Harris Interactive, Inc.  *                                                              3
          900  Harte Hanks, Inc.                                                                        6
        4,000  Interpublic Group of Companies, Inc.  *                                                 21
          100  Lamar Advertising Co. "A"  *                                                             2
        1,400  Omnicom Group, Inc.                                                                     41
                                                                                          ---------------
                                                                                                       86
                                                                                          ---------------

               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
        2,200  American Apparel, Inc.  *                                                               13
          700  Carter's, Inc.  *                                                                       15
          300  Cherokee, Inc.                                                                           6
        2,300  Coach, Inc.  *                                                                          47
          200  Columbia Sportswear Co.                                                                  7
          400  FGX International Holdings Ltd.  *                                                       5
          300  Fuqi International, Inc.  *                                                              2
          200  G-III Apparel Group, Ltd.  *                                                             3
          500  Hanesbrands, Inc.  *                                                                     9
        2,000  Jones Apparel Group, Inc.                                                               22
          900  Maidenform Brands, Inc.  *                                                              10
          500  Perry Ellis International, Inc.  *                                                       5
        6,600  Phillips-Van Heusen Corp.                                                              162
        5,500  Quiksilver, Inc.  *                                                                     14
          700  True Religion Apparel, Inc.  *                                                          12
          500  UniFirst Corp.                                                                          16
        1,900  Warnaco Group, Inc.  *                                                                  57
                                                                                          ---------------
                                                                                                      405
                                                                                          ---------------
               APPAREL RETAIL (2.3%)
       43,700  Aeropostale, Inc.  *                                                                 1,058
          100  American Eagle Outfitters, Inc.                                                          1
        2,100  AnnTaylor Stores Corp.  *                                                               26
       18,150  Buckle, Inc.                                                                           478
          300  Cache, Inc.  *                                                                           1
          900  Casual Male Retail Group, Inc.  *                                                        2
        1,700  Cato Corp. "A"                                                                          26
          200  Charlotte Russe Holding, Inc.  *                                                         2
        2,900  Charming Shoppes, Inc.  *                                                                3
        4,700  Chico's FAS, Inc.  *                                                                    16
          100  Children's Place Retail Stores, Inc.  *                                                  3
          900  Christopher & Banks Corp.                                                                5
          600  Citi Trends, Inc.  *                                                                    10
        1,900  Coldwater Creek, Inc.  *                                                                 7
          400  DSW, Inc. "A"  *                                                                         5
          809  Finish Line, Inc. "A"                                                                    8

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1 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        6,800  Foot Locker, Inc.                                                           $           99
       84,600  Gap, Inc.                                                                            1,095
          500  Genesco, Inc.  *                                                                        12
          400  Hot Topic, Inc.  *                                                                       3
          600  Jos. A. Bank Clothiers, Inc.  *                                                         15
        4,600  Limited Brands, Inc.                                                                    55
          200  Lululemon Athletica, Inc.  *                                                             3
          600  New York & Co., Inc.  *                                                                  2
        3,300  NexCen Brands, Inc.  *                                                                  --
        1,700  Pacific Sunwear of California, Inc.  *                                                   6
       12,500  Ross Stores, Inc.                                                                      409
          400  Shoe Carnival, Inc.  *                                                                   6
        1,100  Stage Stores, Inc.                                                                       8
          600  Stein Mart, Inc.                                                                         1
          500  Talbots, Inc.                                                                            5
        3,800  TJX Companies, Inc.                                                                    102
          100  Under Armour, Inc.  *                                                                    3
        1,000  Urban Outfitters, Inc.  *                                                               22
        2,200  Wet Seal, Inc. "A"  *                                                                    6
          700  Zumiez, Inc.  *                                                                          7
                                                                                          ---------------
                                                                                                    3,510
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.3%)
          600  Amerigon, Inc.  *                                                                        3
       33,300  ArvinMeritor, Inc.                                                                     197
        2,500  Autoliv, Inc.                                                                           53
        4,500  BorgWarner, Inc.                                                                       101
        2,600  Dana Holding Corp.  *                                                                    5
          500  Dorman Products, Inc.  *                                                                 6
          500  Drew Industries, Inc.  *                                                                 6
        2,000  Exide Technologies SA  *                                                                 9
          100  Federal-Mogul Corp. "A"  *                                                               1
          500  Fuel Systems Solutions, Inc.  *                                                         14
        2,500  Hayes Lemmerz International, Inc.  *                                                     3
          200  Johnson Controls, Inc.                                                                   4
          600  Midas, Inc.  *                                                                           8
          800  Modine Manufacturing Co.                                                                 6
        2,500  Quantum Fuel Systems Technologies Worldwide, Inc.  *                                     2
          400  Raser Technologies, Inc.  *                                                              2
          800  Spartan Motors, Inc.                                                                     4
          600  Stoneridge, Inc.  *                                                                      3
          400  Superior Industries International, Inc.                                                  6
          900  Tenneco, Inc.  *                                                                         4
        2,900  Visteon Corp.  *                                                                         2
          300  WABCO Holdings, Inc.                                                                     5
          400  Wonder Auto Technolgy, Inc.  *                                                           2
                                                                                          ---------------
                                                                                                      446
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.0%)
        4,100  Fleetwood Enterprises, Inc.  *                                                           2
       10,000  Ford Motor Co.  *                                                                       22
        2,300  General Motors Corp.                                                                    13
          100  Thor Industries, Inc.                                                                    2
          800  Winnebago Industries, Inc.                                                               5
                                                                                          ---------------
                                                                                                       44
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
        2,800  Advance Auto Parts, Inc.                                                                87
          400  Americas Car Mart, Inc.  *                                                               6
          100  AutoNation, Inc.  *                                                                      1
        1,000  CarMax, Inc.  *                                                                         11
          600  Monro Muffler Brake, Inc.                                                               13
          100  O'Reilly Automotive, Inc.  *                                                             3

---------------------------------------------------------------------------------------------------------
                                                                             PORTFOLIO OF INVESTMENTS | 2

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        2,500  Pantry, Inc.  *                                                             $           55
                                                                                          ---------------
                                                                                                      176
                                                                                          ---------------
               BROADCASTING (0.2%)
        2,200  Belo Corp.                                                                               5
          500  Cablevision Systems Corp. "A"                                                            9
          100  Central European Media Enterprises Ltd. "A"  *                                           3
          300  Cox Radio, Inc. "A"  *                                                                   2
          500  Crown Media Holdings, Inc. "A"  *                                                        2
        1,500  Cumulus Media, Inc. "A"  *                                                               2
          500  DG FastChannel, Inc.  *                                                                  9
        5,600  DISH Network Corp. "A"  *                                                               88
        3,500  EchoStar Corp. "A"  *                                                                   68
          400  Entercom Communications Corp.                                                           --
        1,300  Entravision Communications Corp. "A"  *                                                  2
          300  Fisher Communications, Inc.                                                             11
          100  Global Traffic Network, Inc.  *                                                          1
        1,800  Gray Television, Inc.                                                                    1
        1,400  Liberty Media Corp. - Entertainment "A"  *                                              22
          700  LIN TV Corp. "A"  *                                                                      1
        1,000  Mediacom Communications Corp. "A"  *                                                     4
          600  Outdoor Channel Holdings, Inc.  *                                                        5
          400  Scripps Networks Interactive "A"                                                        11
        1,300  Sinclair Broadcast Group, Inc. "A"                                                       4
       12,840  Sirius Satellite Radio, Inc.  *                                                          4
          400  Time Warner Cable, Inc. "A"  *                                                           8
        1,300  Virgin Media, Inc.                                                                       7
                                                                                          ---------------
                                                                                                      269
                                                                                          ---------------
               CABLE & SATELLITE (0.2%)
       10,000  DIRECTV Group, Inc.  *                                                                 219
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
          700  Gaiam, Inc. "A"  *                                                                       6
          300  PC Mall, Inc.  *                                                                         1
          900  PetMed Express, Inc.  *                                                                 16
          800  School Specialty, Inc.  *                                                               17
          600  ValueVision Media, Inc. "A"  *                                                          --
                                                                                          ---------------
                                                                                                       40
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.4%)
        6,800  Circuit City Stores, Inc.                                                                2
          800  Conn's, Inc.  *                                                                         11
        2,800  Gamestop Corp. "A"  *                                                                   77
          600  hhgregg, Inc.  *                                                                         3
          300  PC Connection, Inc.  *                                                                   2
       36,200  RadioShack Corp.                                                                       458
          400  Rex Stores Corp.  *                                                                      3
                                                                                          ---------------
                                                                                                      556
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
          700  Garmin Ltd.  *                                                                          16
           48  Harman International Industries, Inc.                                                    1
        1,900  Koninklijke Philips Electronics NV                                                      35
                                                                                          ---------------
                                                                                                       52
                                                                                          ---------------
               DEPARTMENT STORES (0.0%)
        1,900  Dillard's, Inc. "A"                                                                     10
           28  Macy's, Inc.                                                                            --
          800  Retail Ventures, Inc.  *                                                                 2
          600  Saks, Inc.  *                                                                            4
          300  Sears Holdings Corp.  *                                                                 17
                                                                                          ---------------
                                                                                                       33
                                                                                          ---------------

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3 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               DISTRIBUTORS (0.0%)
          400  Core-Mark Holding Co., Inc.  *                                              $            8
                                                                                          ---------------
               EDUCATION SERVICES (0.0%)
          300  American Public Education, Inc.  *                                                      13
          300  K12, Inc.  *                                                                             8
          200  Lincoln Educational Services Corp.  *                                                    3
          500  Princeton Review, Inc.  *                                                                3
          200  Universal Technical Institute, Inc.  *                                                   4
                                                                                          ---------------
                                                                                                       31
                                                                                          ---------------
               FOOTWEAR (0.1%)
        3,400  Crocs, Inc.  *                                                                           9
          500  Deckers Outdoor Corp.  *                                                                42
        2,100  Iconix Brand Group, Inc.  *                                                             23
        1,500  NIKE, Inc. "B"                                                                          87
          800  Steven Madden Ltd.  *                                                                   17
                                                                                          ---------------
                                                                                                      178
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.4%)
        5,300  99 Cents Only Stores  *                                                                 65
        3,500  Big Lots, Inc.  *                                                                       85
        7,200  Dollar Tree, Inc.  *                                                                   274
        6,700  Family Dollar Stores, Inc.                                                             180
        1,100  Fred's, Inc. "A"                                                                        13
        1,000  Target Corp.                                                                            40
          700  Tuesday Morning Corp.  *                                                                 2
                                                                                          ---------------
                                                                                                      659
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
          800  Ethan Allen Interiors, Inc.                                                             14
          100  Furniture Brands International, Inc.                                                     1
        2,200  La-Z-Boy, Inc.                                                                          13
          200  Leggett & Platt, Inc.                                                                    3
          100  Mohawk Industries, Inc.  *                                                               5
        2,700  Tempur-Pedic International, Inc.                                                        21
                                                                                          ---------------
                                                                                                       57
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.1%)
        2,700  Home Depot, Inc.                                                                        64
        1,300  Lowe's Companies, Inc.                                                                  28
          300  Lumber Liquidators, Inc.  *                                                              2
                                                                                          ---------------
                                                                                                       94
                                                                                          ---------------
               HOMEBUILDING (0.1%)
          300  Cavco Industries, Inc.  *                                                               10
        1,900  Champion Enterprises, Inc.  *                                                            3
          100  D.R. Horton, Inc.                                                                        1
          200  Hovnanian Enterprises, Inc. "A"  *                                                       1
          200  KB Home                                                                                  3
        4,100  Lennar Corp. "A"                                                                        32
          500  M/I Homes, Inc.                                                                          7
          700  Meritage Homes Corp.  *                                                                 10
          500  Palm Harbor Homes, Inc.  *                                                               4
          100  Pulte Homes, Inc.                                                                        1
        1,300  Standard Pacific Corp.  *                                                                4
                                                                                          ---------------
                                                                                                       76
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.3%)
        8,600  Aaron Rents, Inc. "B"                                                                  213
       13,900  Rent-A-Center, Inc.  *                                                                 203
        2,100  Select Comfort Corp.  *                                                                  1
          400  Williams-Sonoma, Inc.                                                                    3
                                                                                          ---------------
                                                                                                      420
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             PORTFOLIO OF INVESTMENTS | 4

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
          800  Ambassadors Group, Inc.                                                    $             8
          500  Bluegreen Corp.  *                                                                       2
          500  Carnival Corp.                                                                          13
        1,200  Gaylord Entertainment Co.  *                                                            26
          700  Great Wolf Resorts, Inc.  *                                                              1
          400  Lodgian, Inc.  *                                                                         2
          500  Royal Caribbean Cruises Ltd.                                                             7
                                                                                          ---------------
                                                                                                       59
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
        1,300  Helen of Troy Ltd.  *                                                                   23
        1,200  iRobot Corp.  *                                                                         12
          500  Snap-On, Inc.                                                                           19
        1,300  Stanley Works                                                                           43
           82  Whirlpool Corp.                                                                          4
                                                                                          ---------------
                                                                                                      101
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.4%)
       23,400  American Greetings Corp. "A"                                                           273
        9,600  Blyth, Inc.                                                                             83
          900  Sealy Corp.                                                                              3
        6,700  Tupperware Brands Corp.                                                                169
                                                                                          ---------------
                                                                                                      528
                                                                                          ---------------
               INTERNET RETAIL (0.7%)
          600  1-800-FLOWERS.COM, Inc. "A"  *                                                           3
           49  Amazon.com, Inc.  *                                                                      3
          600  Blue Nile, Inc.  *                                                                      18
        2,700  drugstore.com, Inc.  *                                                                   5
       10,500  GSI Commerce, Inc.  *                                                                  109
       35,600  Netflix, Inc.  *                                                                       882
          240  NutriSystem, Inc.                                                                        3
          900  Orbitz Worldwide, Inc.  *                                                                3
          700  Overstock.com, Inc.  *                                                                   9
          800  Shutterfly, Inc.  *                                                                      6
                                                                                          ---------------
                                                                                                    1,041
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
          400  Dover Motorsports, Inc.                                                                  1
          600  Life Time Fitness, Inc.  *                                                              11
          200  Rick's Cabaret International, Inc.  *                                                    1
        4,400  Six Flags, Inc.  *                                                                       2
          500  Town Sports International Holdings, Inc.  *                                              1
          800  Vail Resorts, Inc.  *                                                                   27
                                                                                          ---------------
                                                                                                       43
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
       14,900  LeapFrog Enterprises, Inc.  *                                                          101
          400  Marine Products Corp.                                                                    2
          300  MarineMax, Inc.  *                                                                       1
          500  Midway Games, Inc.  *                                                                   --
          600  Nautilus, Inc.  *                                                                        1
        1,500  Polaris Industries, Inc.                                                                51
        1,800  Pool Corp.                                                                              31
        2,300  Smith & Wesson Holding Corp.  *                                                          5
          300  Steinway Musical Instruments, Inc.  *                                                    7
                                                                                          ---------------
                                                                                                      199
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.4%)
          800  Bigband Networks, Inc.  *                                                                3
          700  Cinemark Holdings, Inc.                                                                  6
        2,100  CKX, Inc.  *                                                                             9
          300  Marvel Entertainment, Inc.  *                                                           10
       19,300  News Corp. "A"                                                                         205

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5 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       10,000  News Corp. "B"                                                             $           106
          500  Playboy Enterprises, Inc. "B"  *                                                         1
        1,000  Regal Entertainment Group "A"                                                           13
          400  RHI Entertainment, Inc.  *                                                               5
        6,600  Time Warner, Inc.                                                                       67
        2,500  Viacom, Inc. "A"  *                                                                     54
          500  Viacom, Inc. "B"  *                                                                     10
        3,300  Walt Disney Co.                                                                         85
          200  World Wrestling Entertainment, Inc. "A"                                                  3
                                                                                          ---------------
                                                                                                      577
                                                                                          ---------------
               PUBLISHING (0.1%)
          500  A.H. Belo Corp. "A"                                                                      2
          400  Courier Corp.                                                                            7
          700  Dolan Media Co.  *                                                                       3
          866  E.W. Scripps Co. "A"                                                                     4
        2,300  GateHouse Media, Inc.                                                                   --
          800  Global Sources Ltd.  *                                                                   6
        4,600  Idearc, Inc.                                                                             2
          800  Interactive Data Corp.                                                                  19
        1,100  John Wiley & Sons, Inc. "A"                                                             38
        1,000  Journal Communications, Inc. "A"                                                         2
          900  Martha Stewart Living Omnimedia, Inc. "A"  *                                             5
        2,000  McClatchy Co. "A"                                                                        6
          200  Media General, Inc. "A"                                                                  2
          600  New York Times Co. "A"                                                                   6
          800  Primedia, Inc.                                                                           1
        1,200  R.H. Donnelley Corp.  *                                                                  1
        1,200  Valassis Communications, Inc.  *                                                         5
                                                                                          ---------------
                                                                                                      109
                                                                                          ---------------
               RESTAURANTS (0.8%)
          600  AFC Enterprises, Inc.  *                                                                 3
          700  BJ's Restaurants, Inc.  *                                                                6
          900  Bob Evans Farms, Inc.                                                                   19
        1,000  Buffalo Wild Wings, Inc.  *                                                             28
          800  Burger King Holdings, Inc.                                                              16
        1,000  California Pizza Kitchen, Inc.  *                                                       10
       11,100  CEC Entertainment, Inc.  *                                                             285
        2,800  Chipotle Mexican Grill, Inc. "A"  *                                                    142
        3,200  CKE Restaurants, Inc.                                                                   27
        2,500  Denny's Corp.  *                                                                         4
          500  DineEquity, Inc.                                                                         9
       16,000  Dominos Pizza, Inc.  *                                                                  95
          200  Einstein Noah Restaurant Group, Inc.  *                                                  2
          900  Jack in the Box, Inc.  *                                                                18
        4,000  Krispy Kreme Doughnuts, Inc.  *                                                         11
        2,700  Landry's Restaurants, Inc.                                                              34
          200  Lubys Cafeterias, Inc.  *                                                                1
        1,000  McDonald's Corp.                                                                        58
          800  O'Charley's, Inc.                                                                        6
          600  P.F. Chang's China Bistro, Inc.  *                                                      12
          500  Papa John's International, Inc.  *                                                      11
          600  Peet's Coffee & Tea, Inc.  *                                                            14
        1,300  Red Robin Gourmet Burgers, Inc.  *                                                      20
          500  Ruth's Hospitality Group, Inc.  *                                                        1
        2,600  Texas Roadhouse, Inc. "A" *                                                             18
        4,600  Tim Hortons, Inc.                                                                      116
       27,600  Wendys/Arbys Group, Inc.  "A"                                                          100
        2,500  Yum! Brands, Inc.                                                                       73
                                                                                          ---------------
                                                                                                    1,139
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.3%)
        1,800  Coinstar, Inc.  *                                                                       43
       13,100  H&R Block, Inc.                                                                        258
                                                                                          ---------------

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                                                                             PORTFOLIO OF INVESTMENTS | 6

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        3,500  Hillenbrand, Inc.                                                          $            67
        1,200  Sotheby's Holdings, Inc. "A"                                                            11
          700  Steiner Leisure Ltd.  *                                                                 18
        2,300  Weight Watchers International, Inc.                                                     72
                                                                                          ---------------
                                                                                                      469
                                                                                          ---------------
               SPECIALTY STORES (0.3%)
          800  Asbury Automotive Group, Inc.                                                            3
          900  Big 5 Sporting Goods Corp.                                                               6
        8,000  Blockbuster, Inc. "A"  *                                                                12
        1,500  Borders Group, Inc.                                                                      5
          500  Build-A-Bear Workshop, Inc.  *                                                           3
          200  Cabela's, Inc.  *                                                                        2
        1,400  Haverty Furniture Companies, Inc.                                                       14
        1,200  Hibbett Sports, Inc.  *                                                                 21
        2,800  Jo-Ann Stores, Inc.  *                                                                  54
          700  Office Depot, Inc.  *                                                                    2
          100  OfficeMax, Inc.                                                                          1
        1,000  Pep Boys - Manny, Moe & Jack                                                             5
        2,200  Pier 1 Imports, Inc.  *                                                                  3
       10,100  Regis Corp.                                                                            125
       11,300  Sally Beauty Holdings, Inc.  *                                                          57
        4,200  Tractor Supply Co.  *                                                                  174
        1,000  Zale Corp.  *                                                                           17
                                                                                          ---------------
                                                                                                      504
                                                                                          ---------------
               TEXTILES (0.0%)
        1,100  Unifi, Inc.  *                                                                           5
          600  Xerium Technologies, Inc.                                                                3
                                                                                          ---------------
                                                                                                        8
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
        2,943  Goodyear Tire & Rubber Co.  *                                                           26
                                                                                          ---------------
               Total Consumer Discretionary                                                        12,162
                                                                                          ---------------

               CONSUMER STAPLES (4.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
          700  AgFeed Industries, Inc.  *                                                               3
          500  Bunge Ltd.                                                                              19
        2,600  Corn Products International, Inc.                                                       63
       25,000  Darling International, Inc.  *                                                         189
        1,200  Fresh Del Monte Produce, Inc.  *                                                        25
          100  Griffin Land & Nurseries, Inc. "A"                                                       3
                                                                                          ---------------
                                                                                                      302
                                                                                          ---------------
               DRUG RETAIL (0.1%)
          900  CVS Caremark Corp.                                                                      27
        3,600  Rite Aid Corp.  *                                                                        2
        2,700  Walgreen Co.                                                                            69
                                                                                          ---------------
                                                                                                       98
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.5%)
          500  Andersons, Inc.                                                                         13
          200  Nash Finch Co.                                                                           8
          900  Spartan Stores, Inc.                                                                    24
       15,600  Sysco Corp.                                                                            409
       15,500  United Natural Foods, Inc.  *                                                          346
                                                                                          ---------------
                                                                                                      800
                                                                                          ---------------
               FOOD RETAIL (0.0%)
          500  Great Atlantic & Pacific Tea Company, Inc.  *                                            4
          200  Ingles Markets, Inc. "A"                                                                 4
        1,000  Kroger Co.                                                                              28
          600  Ruddick Corp.                                                                           17

---------------------------------------------------------------------------------------------------------
7 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          300  Susser Holdings Corp.  *                                                   $             5
          100  Village Super Market, Inc.  "A"                                                          5
          600  Whole Foods Market, Inc.                                                                 6
                                                                                          ---------------
                                                                                                       69
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.3%)
        1,600  Central Garden & Pet Co. "A"  *                                                          5
        2,600  Church & Dwight Co., Inc.                                                              154
          500  Colgate-Palmolive Co.                                                                   31
        4,200  Procter & Gamble Co.                                                                   271
                                                                                          ---------------
                                                                                                      461
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.5%)
        3,100  BJ's Wholesale Club, Inc.  *                                                           109
        1,500  Costco Wholesale Corp.                                                                  86
          600  PriceSmart, Inc.                                                                         9
        9,500  Wal-Mart Stores, Inc.                                                                  530
                                                                                          ---------------
                                                                                                      734
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.8%)
          300  American Dairy, Inc.  *                                                                  4
          500  B&G Foods, Inc. "A"                                                                      2
          500  Cal-Maine Foods, Inc.                                                                   15
          300  Calavo Growers, Inc.                                                                     3
        3,800  Campbell Soup Co.                                                                      144
        1,300  Chiquita Brands International, Inc.  *                                                  18
        3,200  Dean Foods Co.  *                                                                       70
          600  Del Monte Foods Co.                                                                      4
        2,700  Diamond Foods, Inc.                                                                     79
       33,700  Flowers Foods, Inc.                                                                    999
          500  General Mills, Inc.                                                                     34
          600  Green Mountain Coffee Roasters, Inc.  *                                                 17
        1,400  H.J. Heinz Co.                                                                          61
        5,200  Hershey Co.                                                                            194
        2,600  Hormel Foods Corp.                                                                      73
          200  HQ Sustainable Maritime Industries, Inc.  *                                              1
          400  Imperial Sugar Co.                                                                       5
          600  J & J Snack Foods Corp.                                                                 19
        1,100  J.M. Smucker Co.                                                                        49
          600  Kellogg Co.                                                                             30
        3,400  Kraft Foods, Inc. "A"                                                                   99
        1,200  Lance, Inc.                                                                             25
          200  Lifeway Foods, Inc.  *                                                                   2
        3,700  McCormick & Co., Inc.                                                                  125
        1,000  Omega Protein Corp.  *                                                                   7
        1,000  Ralcorp Holdings, Inc.  *                                                               68
          400  Reddy Ice Holdings, Inc.                                                                 1
          100  Sanderson Farms, Inc.                                                                    3
        2,300  Smart Balance, Inc.  *                                                                  16
          300  Synutra International, Inc.  *                                                           4
        1,100  Tootsie Roll Industries, Inc.                                                           27
          200  TreeHouse Foods, Inc.  *                                                                 6
       18,000  Unilever N.V.                                                                          433
          700  Zhongpin, Inc.  *                                                                        6
                                                                                          ---------------
                                                                                                    2,643
                                                                                          ---------------
               PERSONAL PRODUCTS (0.4%)
        4,000  Alberto-Culver Co.                                                                     103
          600  American Oriental Bioengineering, Inc.  *                                                4
          700  Avon Products, Inc.                                                                     17
          400  Bare Escentuals, Inc.  *                                                                 2
          600  Chattem, Inc.  *                                                                        45
          300  China Sky One Medical, Inc.  *                                                           3
        1,500  Estee Lauder Companies, Inc. "A"                                                        54
       11,900  Herbalife Ltd.                                                                         291
---------------------------------------------------------------------------------------------------------
                                                                             PORTFOLIO OF INVESTMENTS | 8

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          600  Mannatech, Inc.                                                             $            2
          600  Nu Skin Enterprises, Inc. "A"                                                            8
          800  Prestige Brands Holdings, Inc.  *                                                        5
          400  Schiff Nutrition International, Inc.  *                                                  2
          200  USANA Health Sciences, Inc.  *                                                           8
                                                                                          ---------------
                                                                                                      544
                                                                                          ---------------
               SOFT DRINKS (0.8%)
        2,800  Coca-Cola Co.                                                                          123
        1,300  Dr. Pepper Snapple Group, Inc.  *                                                       30
          300  Hansen Natural Corp.  *                                                                  8
          400  National Beverage Corp.  *                                                               4
       24,900  Pepsi Bottling Group, Inc.                                                             576
       22,200  PepsiAmericas, Inc.                                                                    420
        1,200  PepsiCo, Inc.                                                                           68
                                                                                          ---------------
                                                                                                    1,229
                                                                                          ---------------
               Total Consumer Staples                                                               6,880
                                                                                          ---------------

               ENERGY (4.1%)
               -------------
               COAL & CONSUMABLE FUELS (0.3%)
        2,400  Alpha Natural Resources, Inc.  *                                                        86
        1,500  Arch Coal, Inc.                                                                         32
          700  Foundation Coal Holdings, Inc.                                                          15
          200  GreenHunter Energy, Inc.  *                                                              2
        6,900  International Coal Group, Inc.  *                                                       32
        2,400  James River Coal Co.  *                                                                 46
        1,900  Massey Energy Corp.                                                                     44
          700  National Coal Corp.  *                                                                   3
        4,200  Patriot Coal Corp.  *                                                                   67
        1,200  Peabody Energy Corp.                                                                    41
        1,700  Uranium Resources, Inc.  *                                                               2
        4,700  USEC, Inc.  *                                                                           19
          300  Westmoreland Coal Co.  *                                                                 3
                                                                                          ---------------
                                                                                                      392
                                                                                          ---------------
               INTEGRATED OIL & GAS (1.6%)
       10,400  Chevron Corp.                                                                          776
        2,300  ConocoPhillips                                                                         120
       14,700  Exxon Mobil Corp.                                                                    1,090
        1,443  Marathon Oil Corp.                                                                      42
        1,700  Murphy Oil Corp.                                                                        86
        1,300  Occidental Petroleum Corp.                                                              72
        3,600  Petro-Canada                                                                            90
        1,400  Royal Dutch Shell PLC                                                                   78
          500  SandRidge Energy, Inc.  *                                                                5
                                                                                          ---------------
                                                                                                    2,359
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
          600  Atwood Oceanics, Inc.  *                                                                16
          200  Bronco Drilling Co., Inc.  *                                                             2
        5,300  Grey Wolf, Inc.  *                                                                      34
        3,100  Helmerich & Payne, Inc.                                                                106
        2,500  Parker Drilling Co.  *                                                                  13
        4,700  Patterson-UTI Energy, Inc.                                                              62
          800  Pioneer Drilling Co.  *                                                                  6
          400  Transocean, Inc.  *                                                                     33
          400  Union Drilling, Inc.  *                                                                  2
          600  Unit Corp.  *                                                                           23
                                                                                          ---------------
                                                                                                      297
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
        1,200  Allis-Chalmers Energy, Inc.  *                                                           8
        2,900  Baker Hughes, Inc.                                                                     101
        1,300  BJ Services Co.                                                                         17

---------------------------------------------------------------------------------------------------------
9 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          400  Bolt Technology Corp.  *                                                    $            3
        2,100  Complete Production Services, Inc.  *                                                   26
          200  Dawson Geophysical Co.  *                                                                5
        4,300  Dresser-Rand Group, Inc.  *                                                             96
          300  Englobal Corp.  *                                                                        1
          500  FMC Technologies, Inc.  *                                                               18
          200  Geokinetics, Inc.  *                                                                     1
        1,400  Global Industries Ltd.  *                                                                4
          500  Gulf Island Fabrication, Inc.                                                           10
        7,600  Halliburton Co.                                                                        150
       24,100  ION Geophysical Corp.  *                                                               158
       13,400  Key Energy Services, Inc.  *                                                            83
        1,000  Matrix Service Co.  *                                                                   12
          400  Mitcham Industries, Inc.  *                                                              2
        1,457  National-Oilwell Varco, Inc.  *                                                         44
          200  Natural Gas Services Group, Inc.  *                                                      3
          200  Oceaneering International, Inc.  *                                                       6
          100  OYO Geospace Corp.  *                                                                    3
          600  PHI, Inc.  *                                                                            13
        6,600  RPC, Inc.                                                                               70
        1,900  Schlumberger Ltd.                                                                       98
          200  Seacor Holdings, Inc.  *                                                                13
        1,500  SulphCo, Inc.  *                                                                         3
          200  Superior Energy Services, Inc.  *                                                        4
          700  Superior Well Services, Inc.  *                                                         12
          500  T-3 Energy Services, Inc.  *                                                            12
        5,800  Tidewater, Inc.                                                                        253
          400  Trico Marine Services, Inc.  *                                                           4
        1,500  Willbros Group, Inc.  *                                                                 23
                                                                                          ---------------
                                                                                                    1,256
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
        1,100  Abraxas Petroleum Corp.  *                                                               2
          900  Anadarko Petroleum Corp.                                                                32
          100  Apache Corp.                                                                             8
          100  Apco Argentina, Inc.                                                                     3
          300  Approach Resources, Inc.  *                                                              3
          200  Arena Resources, Inc.  *                                                                 6
          600  Berry Petroleum Co. "A"                                                                 14
          200  Bill Barrett Corp.  *                                                                    4
        1,900  Brigham Exploration Co.  *                                                              15
          900  Callon Petroleum Co.  *                                                                  9
          600  Cano Petroleum, Inc.  *                                                                  --
        2,200  Carrizo Oil & Gas, Inc.  *                                                              51
          500  Chesapeake Energy Corp.                                                                 11
        1,700  Cimarex Energy Co.                                                                      69
          200  Clayton Williams Energy, Inc.  *                                                        10
          600  Comstock Resources, Inc.  *                                                             30
        2,200  Concho Resources, Inc.  *                                                               47
          400  Contango Oil & Gas Co.  *                                                               22
          100  Continental Resources, Inc.  *                                                           3
          300  Double Eagle Petroleum Co.  *                                                            2
          800  Energy Partners Ltd.  *                                                                  3
        4,700  Energy XXI Bermuda Ltd.                                                                  9
          400  EOG Resources, Inc.                                                                     32
        1,600  FX Energy, Inc.  *                                                                       8
        2,100  Gasco Energy, Inc.  *                                                                    2
        1,800  GeoGlobal Resources, Inc.  *                                                             3
          500  GeoMet, Inc.  *                                                                          2
          200  GeoResources, Inc.  *                                                                    3
          600  GMX Resources, Inc.  *                                                                  23
        3,300  Goodrich Petroleum Corp.  *                                                             92
        1,100  Gulfport Energy Corp.  *                                                                 8
          600  Harvest Natural Resources, Inc.  *                                                       5
          500  Houston American Energy Corp.                                                            2

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 10

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          200  Mariner Energy, Inc.  *                                                     $            3
       28,500  McMoRan Exploration Co.  *                                                             404
        3,200  Meridian Resource Corp.  *                                                               4
          400  Northern Oil and Gas, Inc.  *                                                            2
        5,900  Oilsands Quest, Inc.  *                                                                 10
        1,500  Pacific Ethanol, Inc.  *                                                                 1
          100  Panhandle Oil & Gas, Inc. "A"                                                            3
        1,100  Parallel Petroleum Corp.  *                                                              4
          100  Petrohawk Energy Corp.  *                                                                2
        1,700  PetroQuest Energy, Inc.  *                                                              17
          300  Pioneer Natural Resources Co.                                                            8
        1,200  Quest Resource Corp.  *                                                                  1
        2,100  RAM Energy Resources, Inc.  *                                                            3
          700  Rex Energy Corp.  *                                                                      5
          500  Southwestern Energy Co.  *                                                              18
        1,732  Stone Energy Corp.  *                                                                   53
          700  Toreador Resources Corp.  *                                                              5
        1,400  TXCO Resources, Inc.  *                                                                  7
        1,600  VAALCO Energy, Inc.  *                                                                   9
       15,400  W&T Offshore, Inc.                                                                     295
        2,400  Warren Resources, Inc.  *                                                               13
          100  Whiting Petroleum Corp.  *                                                               5
          900  XTO Energy, Inc.                                                                        32
                                                                                          ---------------
                                                                                                    1,437
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.0%)
          400  Alon USA Energy, Inc.                                                                    3
          700  Aventine Renewable Energy Holdings, Inc.  *                                              1
          500  Clean Energy Fuels Corp.  *                                                              4
          600  CVR Energy, Inc.  *                                                                      2
          200  Delek US Holdings, Inc.                                                                  1
          900  Tesoro Corp.                                                                             9
          500  Valero Energy Corp.                                                                     10
        3,500  VeraSun Energy Corp.  *                                                                  2
        1,800  Verenium Corp.  *                                                                        2
          700  Western Refining, Inc.                                                                   5
                                                                                          ---------------
                                                                                                       39
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
          500  Arlington Tankers Ltd.                                                                   5
          200  Cheniere Energy, Inc.  *                                                                 1
          900  El Paso Corp.                                                                            9
          200  Enbridge Energy Partners, LP                                                             8
          400  Enterprise Products Partners, LP                                                        10
        1,100  General Maritime Corp.                                                                  17
        1,500  Golar LNG Ltd.                                                                          10
        2,963  Kinder Morgan Management, LLC  *                                                       148
          600  Knightsbridge Tankers Ltd.                                                              11
        1,300  Nordic American Tanker Shipping Ltd.                                                    38
          600  Overseas Shipholding Group, Inc.                                                        22
        1,700  Ship Finance International Ltd.                                                         23
          600  Teekay Tankers Ltd. "A"                                                                  7
          200  Williams Companies, Inc.                                                                 4
                                                                                          ---------------
                                                                                                      313
                                                                                          ---------------
               Total Energy                                                                         6,093
                                                                                          ---------------

               FINANCIALS (9.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
          700  Allied Capital Corp.                                                                     5
        1,000  American Capital Strategies Ltd.                                                        14
          100  Ameriprise Financial, Inc.                                                               2
        6,000  Apollo Investment Corp.                                                                 79
        1,765  Ares Capital Corp.                                                                      14

---------------------------------------------------------------------------------------------------------
11 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        4,500  Bank of New York Mellon Corp.                                               $          147
          500  BlackRock Kelso Capital Corp.                                                            5
          400  BlackRock, Inc. "A"                                                                     53
          800  Calamos Asset Management, Inc. "A"                                                       7
          100  Capital Southwest Corp.                                                                 10
          800  Cohen & Steers, Inc.                                                                    15
          400  Epoch Holding Corp.                                                                      4
        7,700  Federated Investors, Inc. "B"                                                          186
        2,900  Franklin Resources, Inc.                                                               197
          300  GAMCO Investors, Inc. "A"                                                               11
          700  Gladstone Capital Corp.                                                                  8
          500  Gladstone Investment Corp.                                                               3
          100  GLG Partners, Inc.                                                                      --
          900  Harris & Harris Group, Inc.  *                                                           4
        1,431  Hercules Technology Growth Capital, Inc.                                                12
        1,600  Invesco Ltd. ADR                                                                        24
        1,100  Janus Capital Group, Inc.                                                               13
          500  Kohlberg Capital Corp.                                                                   3
        1,800  MCG Capital Corp.                                                                        1
        1,000  MVC Capital, Inc.                                                                       12
          800  NGP Capital Resources Co.                                                               10
          900  Northern Trust Corp.                                                                    51
          800  Patriot Capital Funding, Inc.                                                            4
          600  PennantPark Investment Corp.                                                             3
          900  Prospect Capital Corp.                                                                  11
          400  Pzena Investment Management, Inc. "A"                                                    2
        4,400  SEI Investments Co.                                                                     78
        1,243  State Street Corp.                                                                      54
        5,100  T. Rowe Price Group, Inc.                                                              202
          500  U.S. Global Investors, Inc. "A"                                                          4
       14,700  Waddell & Reed Financial, Inc. "A"                                                     213
          200  Westwood Holdings Group, Inc.                                                            8
                                                                                          ---------------
                                                                                                    1,469
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
        1,100  Advance America, Cash Advance Centers, Inc.                                              3
        1,000  Advanta Corp. "B"                                                                        5
        2,700  American Express Co.                                                                    74
          300  AmeriCredit Corp.  *                                                                     2
        1,180  Capital One Financial Corp.                                                             46
          300  Cardtronics, Inc.  *                                                                     2
          900  CompuCredit Corp.  *                                                                     2
        2,000  Discover Financial Services                                                             25
        1,000  Dollar Financial Corp.  *                                                               12
        1,600  EZCORP, Inc. "A"  *                                                                     25
          800  First Cash Financial Services, Inc.  *                                                  12
        2,504  First Marblehead Corp.                                                                   4
          100  Nelnet, Inc.                                                                             1
          700  World Acceptance Corp.  *                                                               13
                                                                                          ---------------
                                                                                                      226
                                                                                          ---------------
               DIVERSIFIED BANKS (0.2%)
          600  Banco Latinoamericano de Exportaciones S.A. "E"                                          6
          800  Columbia Banking System, Inc.                                                           13
        3,300  F.N.B. Corp.                                                                            43
        3,000  U.S. Bancorp                                                                            89
        3,100  Wells Fargo & Co.                                                                      106
                                                                                          ---------------
                                                                                                      257
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
        1,000  CB Richard Ellis Group, Inc. "A"  *                                                      7
        1,700  Comfort Systems USA, Inc.                                                               16
          200  Consolidated-Tomoka Land Co.                                                             8
          900  Forestar Real Estate Group, Inc.  *                                                      8
          400  FX Real Estate and Entertainment, Inc.  *                                               --

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 12

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          800  G & K Services, Inc. "A"                                                   $            18
          900  Grubb & Ellis Co.                                                                        1
        1,000  McGrath RentCorp                                                                        23
        1,900  Meruelo Maddux Properties, Inc.  *                                                       2
          400  St. Joe Co.  *                                                                          12
          200  Tejon Ranch Co.  *                                                                       6
        1,000  Thomas Weisel Partners Group, Inc.                                                       7
                                                                                          ---------------
                                                                                                      108
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
        1,300  Aon Corp.                                                                               55
        4,100  Arthur J. Gallagher & Co.                                                              100
          200  Life Partners Holdings, Inc.                                                             8
        1,500  Marsh & McLennan Companies, Inc.                                                        44
        2,000  National Financial Partners Corp.                                                       13
                                                                                          ---------------
                                                                                                      220
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.5%)
        1,100  BGC Partners, Inc. "A"                                                                   5
          600  Broadpoint Securities Group, Inc.  *                                                     2
       20,600  Charles Schwab Corp.                                                                   394
        2,200  E*TRADE Financial Corp.  *                                                               4
          100  Evercore Partners, Inc. "A"                                                              1
        1,200  FBR Capital Markets Corp.  *                                                             7
          900  GFI Group, Inc.                                                                          3
          500  Goldman Sachs Group, Inc.                                                               46
          200  Greenhill & Co., Inc.                                                                   13
          100  International Assets Holding Corp.  *                                                    2
          500  Investment Technology Group, Inc.  *                                                    10
          400  Jefferies Group, Inc.                                                                    6
        1,000  KBW, Inc.  *                                                                            29
        1,100  LaBranche & Co., Inc.  *                                                                 7
          200  Lazard Ltd. "A"                                                                          6
        1,300  MarketAxess Holdings, Inc.  *                                                            7
          700  MF Global Ltd.  *                                                                        3
        2,506  Morgan Stanley                                                                          44
          700  Penson Worldwide, Inc.  *                                                                5
        2,400  Raymond James Financial, Inc.                                                           56
          800  Sanders Morris Harris Group, Inc.                                                        6
        1,000  Stifel Financial Corp.  *                                                               44
          500  SWS Group, Inc.                                                                          9
          300  TD Ameritrade Holding Corp.  *                                                           4
          800  Thomas Weisel Partners Group, Inc.  *                                                    4
        1,300  TradeStation Group, Inc.  *                                                             10
                                                                                          ---------------
                                                                                                      727
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.0%)
        7,400  AEGON N.V.                                                                              30
       11,800  AFLAC, Inc.                                                                            522
        1,400  American Equity Investment Life Insurance Co.                                            6
        1,500  Citizens, Inc.  *                                                                       13
          100  Independence Holding Co.                                                                 1
          700  Lincoln National Corp.                                                                  12
        4,500  MetLife, Inc.  *                                                                       149
          100  National Western Life Insurance Co. "A"                                                 19
       12,300  Phoenix Companies, Inc.                                                                 80
          400  Presidential Life Corp.                                                                  4
        2,000  Principal Financial Group, Inc.                                                         38
          900  Prudential Financial, Inc.                                                              27
        2,100  StanCorp Financial Group, Inc.                                                          72
        7,800  Torchmark Corp.                                                                        326
        9,000  Unum Group                                                                             142
                                                                                          ---------------
                                                                                                    1,441
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
13 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (0.3%)
       11,600  American Financial Group, Inc.                                             $           264
        5,056  American International Group, Inc.                                                      10
        1,200  Assurant, Inc.                                                                          30
        5,900  Horace Mann Educators Corp.                                                             47
        1,900  Loews Corp.                                                                             63
                                                                                          ---------------
                                                                                                      414
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
          900  Ampal-American Israel Corp. "A"  *                                                       2
        1,000  Compass Diversified Holdings                                                            12
          100  Leucadia National Corp.                                                                  3
          700  PICO Holdings, Inc.  *                                                                  17
                                                                                          ---------------
                                                                                                       34
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
        8,710  Bank of America Corp.                                                                  210
       11,000  Citigroup, Inc.                                                                        150
        1,400  Guaranty Financial Group, Inc.  *                                                        3
        3,608  JPMorgan Chase & Co.                                                                   149
          600  Medallion Financial Corp.                                                                5
          600  RiskMetrics Group, Inc.  *                                                               9
                                                                                          ---------------
                                                                                                      526
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.0%)
        2,500  ACE Ltd.                                                                               143
          200  Allied World Assurance Co. Holdings Ltd.                                                 6
       11,700  Allstate Corp.                                                                         309
       61,300  Ambac Financial Group, Inc.                                                            164
          300  American Physicians Capital, Inc.                                                       12
          400  American Safety Insurance Holdings Ltd.  *                                               4
          100  Amerisafe, Inc.  *                                                                       2
          500  Argo Group International Holdings Ltd.  *                                               16
        1,200  Aspen Insurance Holdings Ltd.                                                           28
        6,200  Assured Guaranty Ltd.                                                                   70
        2,200  Axis Capital Holdings Ltd.                                                              63
          300  Baldwin & Lyons, Inc. "B"                                                                5
        1,400  Chubb Corp.                                                                             73
          500  CNA Financial Corp.                                                                      8
          200  CNA Surety Corp.  *                                                                      3
          500  Donegal Group, Inc. "A"                                                                  8
          200  EMC Insurance Group, Inc.                                                                5
          300  Employers Holdings, Inc.                                                                 4
          200  Fidelity National Financial, Inc. "A"                                                    2
          500  First Acceptance Corp.  *                                                                1
          600  First Mercury Financial Corp.  *                                                         6
          300  FPIC Insurance Group, Inc.  *                                                           13
          200  Hallmark Financial Services, Inc.  *                                                     1
        1,400  Hanover Insurance Group, Inc.                                                           55
          100  Harleysville Group, Inc.                                                                 3
        1,800  Hilltop Holdings, Inc.  *                                                               17
          700  Infinity Property & Casualty Corp.                                                      28
        1,200  MBIA, Inc.                                                                              12
        1,400  Meadowbrook Insurance Group, Inc.                                                        7
          200  Mercury General Corp.                                                                   10
          200  National Interstate Corp.                                                                3
          100  NYMAGIC, Inc.                                                                            2
          100  OneBeacon Insurance Group Ltd. "A"                                                       1
          600  PMA Capital Corp. "A"  *                                                                 3
          100  ProAssurance Corp.  *                                                                    5
        1,300  Progressive Corp.                                                                       19
          700  Safety Insurance Group, Inc.                                                            27
          900  SeaBright Insurance Holdings, Inc.  *                                                    9
          700  Stewart Information Services Corp.                                                      12

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 14

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          800  Tower Group, Inc.                                                          $            17
        7,000  Travelers Companies, Inc.                                                              298
          800  United American Indemnity Ltd. "A"  *                                                   10
        1,600  W.R. Berkley Corp.                                                                      42
           85  XL Capital Ltd. "A"                                                                      1
                                                                                          ---------------
                                                                                                    1,527
                                                                                          ---------------
               REGIONAL BANKS (1.5%)
          500  Ameris Bancorp                                                                           6
          200  Ames National Corp.                                                                      5
          400  Arrow Financial Corp.                                                                   10
          300  BancFirst Corp.                                                                         15
        2,700  BancorpSouth, Inc.                                                                      66
          600  BancTrust Financial Group, Inc.                                                          7
        1,900  Bank of Hawaii Corp.                                                                    96
          500  Bank of the Ozarks, Inc.                                                                15
          600  Banner Corp.                                                                             8
        2,000  BB&T Corp.                                                                              72
          400  Boston Private Financial Holdings, Inc.                                                  4
          300  Bryn Mawr Bank Corp.                                                                     6
          100  Camden National Corp.                                                                    3
          400  Capital City Bank Group, Inc.                                                           11
          100  Capitol Bancorp Ltd.                                                                     1
        1,000  Cardinal Financial Corp.                                                                 6
          700  Cascade Bancorp, Inc.                                                                    7
        1,500  Cathay General Bancorp                                                                  37
          300  CenterState Banks of Florida, Inc.                                                       5
        1,000  Chemical Financial Corp.                                                                26
          300  Citizens & Northern Corp.                                                                7
        2,200  Citizens Republic Bankcorp, Inc.                                                         6
          700  City Holding Co.                                                                        29
          800  Cobiz Financial, Inc.                                                                    9
        2,600  Colonial BancGroup, Inc.                                                                11
        1,300  Community Bank System, Inc.                                                             32
          600  Community Trust Bancorp, Inc.                                                           20
          500  Cullen/Frost Bankers, Inc.                                                              28
        2,100  CVB Financial Corp.                                                                     27
        1,900  East West Bancorp, Inc.                                                                 33
          400  Enterprise Financial Services Corp.                                                      7
          200  Farmers Capital Bank Corp.                                                               4
        1,300  Fifth Third Bancorp                                                                     14
          400  Financial Institutions, Inc.                                                             6
          400  First Advantage Corp. "A"  *                                                             4
          600  First Bancorp                                                                           11
        3,000  First BanCorp                                                                           31
          300  First Bancorp, Inc.                                                                      5
        3,000  First Commonwealth Financial Corp.                                                      33
          400  First Community Bancshares, Inc.                                                        13
          700  First Financial Bancorp                                                                  9
          800  First Financial Bankshares, Inc.                                                        43
          500  First Financial Corp.                                                                   21
          618  First Horizon National Corp.                                                             7
          800  First Merchants Corp.                                                                   18
          200  First South Bancorp, Inc.                                                                3
          500  Firstmerit Corp.                                                                        12
        1,300  Frontier Financial Corp.                                                                 9
          500  Greene Bankshares, Inc.                                                                 10
        1,300  Guaranty Bancorp  *                                                                      6
          100  Hancock Holding Co.                                                                      4
          900  Hanmi Financial Corp.                                                                    4
        1,200  Harleysville National Corp.                                                             17
          500  Heartland Financial USA, Inc.                                                           12
          400  Heritage Commerce Corp.                                                                  5
          516  Home BancShares, Inc.                                                                   13
          500  IBERIABANK Corp.                                                                        25

---------------------------------------------------------------------------------------------------------
15 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          700  Independent Bank Corp.                                                     $            20
          900  Integra Bank Corp.                                                                       5
          800  Lakeland Bancorp, Inc.                                                                   9
          500  Lakeland Financial Corp.                                                                11
          800  MainSource Financial Group, Inc.                                                        14
        1,200  Marshall & Ilsley Corp.                                                                 22
        1,000  Midwest Banc Holdings, Inc.                                                              3
        1,000  Nara Bancorp, Inc.                                                                      11
        3,800  National City Corp.                                                                     10
          900  National Penn Bancshares, Inc.                                                          15
        1,300  NBT Bancorp, Inc.                                                                       36
          800  Northfield Bancorp, Inc.  *                                                             10
        5,900  Old National Bancorp                                                                   112
          500  Old Second Bancorp, Inc.                                                                 7
        1,000  Oriental Financial Group, Inc.                                                          16
        1,400  Pacific Capital Bancorp                                                                 27
          400  Pacific Continental Corp.                                                                6
          400  Park National Corp.                                                                     29
          200  Pennsylvania Commerce Bancorp, Inc.  *                                                   6
          400  Peoples Bancorp, Inc.                                                                    8
        1,000  Pinnacle Financial Partners, Inc.  *                                                    29
        1,300  Popular, Inc.                                                                           10
          700  PremierWest Bancorp                                                                      6
        1,000  PrivateBancorp, Inc.                                                                    36
          600  Prosperity Bancshares, Inc.                                                             20
          400  Provident Bankshares Corp.                                                               4
          500  Provident Financial Services, Inc.                                                       7
          100  Regions Financial Corp.                                                                  1
          900  Renasant Corp.                                                                          19
          400  Republic Bancorp, Inc. "A"                                                               9
        1,100  S&T Bancorp, Inc.                                                                       38
          600  S.Y. Bancorp, Inc.                                                                      17
          700  Sandy Spring Bancorp, Inc.                                                              15
          200  Santander BanCorp                                                                        2
          400  SCBT Financial Corp.                                                                    14
          500  Seacoast Banking Corp. of Florida                                                        4
          300  Shore Bancshares, Inc.                                                                   7
          300  Sierra Bancorp                                                                           6
          600  Simmons First National Corp. "A"                                                        19
          300  Smithtown Bancorp, Inc.                                                                  6
        1,300  South Financial Group, Inc.                                                              8
          500  Southside Bancshares, Inc.                                                              12
          600  Southwest Bancorp, Inc.                                                                  9
          600  State Bancorp, Inc.                                                                      8
          100  StellarOne Corp.                                                                         2
          700  Sterling Bancorp                                                                        11
        3,000  Sterling Bancshares, Inc.                                                               24
        1,000  Sterling Financial Corp.                                                                 8
          400  Suffolk Bancorp                                                                         13
          600  Sun Bancorp, Inc.  *                                                                     6
          300  SunTrust Banks, Inc.                                                                    12
        1,000  SVB Financial Group  *                                                                  51
        1,200  Synovus Financial Corp.                                                                 12
        1,000  Texas Capital Bancshares, Inc.  *                                                       18
          100  Tompkins Financial Corp.                                                                 5
          700  TowneBank                                                                               15
          600  TriCo Bancshares                                                                        13
        3,200  TrustCo Bank Corp. NY                                                                   39
        2,300  UCBH Holdings, Inc.                                                                     12
        1,800  Umpqua Holdings Corp.                                                                   31
          500  Union Bankshares Corp.                                                                  12
          906  United Community Banks, Inc.                                                            12
          303  United Security Bancshares, Inc.                                                         4
          400  Univest Corp. of Pennsylvania                                                           12
        2,800  Valley National Bancorp                                                                 53
---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 16
---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          500  Washington Trust Bancorp, Inc.                                             $            11
          400  WesBanco, Inc.                                                                          11
          800  West Bancorp., Inc.                                                                     10
          600  West Coast Bancorp                                                                       5
        1,200  Westamerica Bancorp                                                                     69
          800  Western Alliance Bancorp.  *                                                            12
        2,900  Wilmington Trust Corp.                                                                  84
          800  Wilshire Bancorp, Inc.                                                                   9
          400  Yadkin Valley Financial Corp.                                                            6
          200  Zions Bancorp                                                                            8
                                                                                          ---------------
                                                                                                    2,227
                                                                                          ---------------
               REINSURANCE (0.4%)
          100  Arch Capital Group Ltd.  *                                                               7
        1,300  CastlePoint Holdings Ltd.                                                               12
        2,800  Endurance Specialty Holdings Ltd.                                                       85
          200  Enstar Group Ltd.  *                                                                    15
          100  Everest Reinsurance Group Ltd.                                                           7
          200  Flagstone Reinsurance Holdings Ltd.                                                      2
        1,100  Greenlight Capital Re Ltd. "A"  *                                                       14
        2,200  IPC Holdings Ltd.                                                                       61
        2,200  Maiden Holdings Ltd.                                                                    10
        2,200  Max Capital Group Ltd.                                                                  35
        2,000  Montpelier Re Holdings Ltd.                                                             29
        1,000  PartnerRe Ltd.                                                                          68
          800  Platinum Underwriters Holdings Ltd.                                                     25
        2,900  Reinsurance Group of America, Inc. "A"                                                 108
          200  RenaissanceRe Holdings Ltd.                                                              9
          300  Transatlantic Holdings, Inc.                                                            13
        2,700  Validus Holdings Ltd.                                                                   48
                                                                                          ---------------
                                                                                                      548
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
        1,900  CapLease, Inc.                                                                          13
        2,500  Colonial Properties Trust                                                               26
        2,000  Cousins Properties, Inc.                                                                29
        1,500  Investors Real Estate Trust                                                             15
          400  Liberty Property Trust, Inc.                                                            10
          200  One Liberty Properties, Inc.                                                             2
          400  PS Business Parks, Inc.                                                                 18
          400  Vornado Realty Trust                                                                    28
        2,200  Washington REIT                                                                         66
        1,300  Winthrop Realty Trust                                                                    3
                                                                                          ---------------
                                                                                                      210
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
          400  AMB Property Corp.                                                                      10
        4,300  DCT Industrial Trust, Inc.                                                              21
          300  DuPont Fabros Technology, Inc.                                                           2
          700  EastGroup Properties, Inc.                                                              23
        2,300  First Industrial Realty Trust, Inc.                                                     24
          600  First Potomac Realty Trust                                                               7
          500  Monmouth Real Estate Investment Corp. "A"                                                4
        1,200  ProLogis                                                                                17
                                                                                          ---------------
                                                                                                      108
                                                                                          ---------------
               REITS - MORTGAGE (0.2%)
          100  American Capital Agency Corp.                                                            2
        1,500  Annaly Capital Management, Inc.                                                         21
        2,800  Anthracite Capital, Inc.                                                                12
        2,100  Anworth Mortgage Asset Corp.                                                            12
          600  Arbor Realty Trust, Inc.                                                                 2
          700  Capital Trust, Inc. "A"                                                                  5
          800  CapitalSource, Inc.                                                                      6
        1,400  Capstead Mortgage Corp.                                                                 14

---------------------------------------------------------------------------------------------------------
17 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          400  Care Investment Trust, Inc.                                                $             4
        1,400  Chimera Investment Corp.                                                                 4
          500  Douglas Emmett, Inc.                                                                     8
        1,800  Gramercy Capital Corp.                                                                   5
        2,600  Hatteras Financial Corp.                                                                57
          600  iStar Financial, Inc.                                                                    1
          900  JER Investors Trust, Inc.                                                                3
        4,900  MFA Mortgage Investments, Inc.                                                          27
        1,500  Newcastle Investment Corp.                                                               6
        2,300  NorthStar Realty Finance Corp.                                                          13
        1,900  RAIT Financial Trust                                                                     7
        1,500  Redwood Trust, Inc.                                                                     23
          600  Resource Capital Corp.                                                                   3
                                                                                          ---------------
                                                                                                      235
                                                                                          ---------------
               REITS - OFFICE (0.3%)
          100  Alexandria Real Estate Equities, Inc.                                                    7
        1,800  BioMed Realty Trust, Inc.                                                               25
          400  Boston Properties, Inc.                                                                 28
        8,300  Brandywine Realty Trust                                                                 72
        1,000  Corporate Office Properties Trust                                                       31
          300  Digital Realty Trust, Inc.                                                              10
          700  Duke Realty Corp.                                                                       10
        2,600  Franklin Street Properties Corp.                                                        31
        1,700  Highwoods Properties, Inc.                                                              42
        1,000  HRPT Properties Trust                                                                    4
          100  Kilroy Realty Corp.                                                                      3
        1,300  Lexington Realty Trust                                                                  11
        3,400  Mack-Cali Realty Corp.                                                                  77
        1,600  Maguire Properties, Inc.                                                                 6
          500  Mission West Properties, Inc.                                                            4
          400  Parkway Properties, Inc.                                                                 7
        2,000  SL Green Realty Corp.                                                                   84
                                                                                          ---------------
                                                                                                      452
                                                                                          ---------------
               REITS - RESIDENTIAL (0.2%)
        1,100  American Campus Communities, Inc.                                                       29
          433  Apartment Investment & Management Co. "A"                                                6
          400  Associated Estates Realty Corp.                                                          3
          200  AvalonBay Communities, Inc.                                                             14
          200  BRE Properties, Inc. "A"                                                                 7
          200  Camden Property Trust                                                                    7
          700  Education Realty Trust, Inc.                                                             3
          500  Equity LifeStyle Properties, Inc.                                                       21
          800  Equity Residential Properties Trust                                                     28
          100  Essex Property Trust, Inc.                                                              10
        1,500  Home Properties, Inc.                                                                   61
          700  Mid-America Apartment Communities, Inc.                                                 25
        1,100  Post Properties, Inc.                                                                   24
          400  Sun Communities, Inc.                                                                    6
          600  UDR, Inc.                                                                               12
                                                                                          ---------------
                                                                                                      256
                                                                                          ---------------
               REITS - RETAIL (0.4%)
          800  Acadia Realty Trust                                                                     14
          300  Agree Realty Corp.                                                                       6
          100  Alexander's, Inc.                                                                       35
          300  CBL & Associates Properties, Inc.                                                        3
        1,000  Cedar Shopping Centers, Inc.                                                            10
          500  Developers Diversified Realty Corp.                                                      7
          800  Equity One, Inc.                                                                        14
          200  Federal Realty Investment Trust                                                         12
        1,100  General Growth Properties, Inc.                                                          5
        3,200  Getty Realty Corp.                                                                      62
        1,000  Glimcher Realty Trust                                                                    5
---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 18
---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        1,500  Inland Real Estate Corp.                                                   $            17
        1,000  Kimco Realty Corp.                                                                      23
          500  Kite Realty Group Trust                                                                  3
          300  Macerich Co.                                                                             9
        3,500  National Retail Properties, Inc.                                                        62
        5,800  Pennsylvania REIT                                                                       73
          400  Ramco-Gershenson Properties Trust                                                        5
        4,400  Realty Income Corp.                                                                    102
          300  Regency Centers Corp.                                                                   12
          300  Saul Centers, Inc.                                                                      11
          600  Simon Property Group, Inc.                                                              40
          800  Tanger Factory Outlet Centers, Inc.                                                     29
          200  Taubman Centers, Inc.                                                                    7
          500  Urstadt Biddle Properties, Inc. "A"                                                      8
          300  Weingarten Realty Investors                                                              6
                                                                                          ---------------
                                                                                                      580
                                                                                          ---------------
               REITS - SPECIALIZED (0.5%)
        1,000  Ashford Hospitality Trust, Inc.                                                          2
          300  Cogdell Spencer, Inc.                                                                    4
        2,500  DiamondRock Hospitality Co.                                                             13
        1,400  Entertainment Properties Trust                                                          52
        2,100  Extra Space Storage, Inc.                                                               24
        1,600  FelCor Lodging Trust, Inc.                                                               5
          700  HCP, Inc.                                                                               21
          400  Health Care REIT, Inc.                                                                  18
        1,500  Healthcare Realty Trust, Inc.                                                           38
        1,200  Hersha Hospitality Trust                                                                 5
          400  Hospitality Properties Trust                                                             4
        2,400  Host Hotels & Resorts, Inc.                                                             25
        5,500  LaSalle Hotel Properties                                                                77
        1,000  LTC Properties, Inc.                                                                    24
        8,800  Medical Properties Trust, Inc.                                                          65
        1,100  National Health Investors, Inc.                                                         33
          400  Nationwide Health Properties, Inc.                                                      12
        2,200  OMEGA Healthcare Investors, Inc.                                                        33
          800  Plum Creek Timber Co., Inc.                                                             30
        1,000  Potlatch Corp.                                                                          33
          400  Public Storage                                                                          33
          300  Rayonier, Inc.                                                                          10
        5,000  Senior Housing Properties Trust                                                         96
          600  Sovran Self Storage, Inc.                                                               19
        1,900  Strategic Hotel Capital, Inc.                                                            9
       11,400  Sunstone Hotel Investors, Inc.                                                          75
        1,300  U-Store-It Trust                                                                         9
          300  Universal Health Realty Income Trust                                                    10
          600  Ventas, Inc.                                                                            22
                                                                                          ---------------
                                                                                                      801
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
          500  CIT Group, Inc.                                                                          2
          600  Encore Capital Group, Inc.  *                                                            6
        1,000  Financial Federal Corp.                                                                 23
        1,500  Interactive Brokers Group, Inc. "A"  *                                                  32
        3,900  MSCI, Inc. "A"  *                                                                       67
          900  Newstar Financial, Inc.  *                                                               5
        2,000  PHH Corp.  *                                                                            16
          500  Portfolio Recovery Associates, Inc.  *                                                  18
                                                                                          ---------------
                                                                                                      169
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.6%)
        1,000  Abington Bancorp, Inc.                                                                  10
        8,400  Astoria Financial Corp.                                                                160
          800  BankFinancial Corp.                                                                     10
        1,500  Beneficial Mutual Bancorp, Inc.  *                                                      18

---------------------------------------------------------------------------------------------------------
19 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          400  Berkshire Hills Bancorp, Inc.                                              $            10
          100  Brooklyn Federal Bancorp, Inc.                                                           1
        1,400  Centerline Holding Co.                                                                   1
          500  City Bank                                                                                5
          300  Clifton Savings Bancorp, Inc.                                                            3
          400  Dime Community Bancorp, Inc.                                                             7
          200  Doral Financial Corp.  *                                                                 2
          600  Downey Financial Corp.                                                                   1
          200  Encore Bancshares, Inc.  *                                                               3
          700  Essa Bancorp, Inc.                                                                      10
        4,900  Fannie Mae                                                                               5
          400  Farmer Mac "C"                                                                           2
        1,000  First Busey Corp.                                                                       19
          500  First Financial Holdings, Inc.                                                          11
          800  First Financial Northwest, Inc.                                                          7
          500  First Place Financial Corp.                                                              3
        1,000  FirstFed Financial Corp.  *                                                              9
        2,300  Flagstar Bancorp, Inc.                                                                   4
          800  Flushing Financial Corp.                                                                12
          200  Fox Chase Bancorp, Inc.  *                                                               2
        3,000  Freddie Mac                                                                              3
          100  Home Federal Bancorp, Inc.                                                               1
       18,800  Hudson City Bancorp, Inc.                                                              354
       21,800  IndyMac Bancorp, Inc.                                                                    1
          500  Meridian Interstate Bancorp, Inc.  *                                                     5
          600  MGIC Investment Corp.                                                                    2
          100  NASB Financial, Inc.                                                                     3
        6,200  New York Community Bancorp, Inc.                                                        97
          900  NewAlliance Bancshares, Inc.                                                            12
          400  OceanFirst Financial Corp.                                                               7
        3,400  PMI Group, Inc.                                                                          9
        1,600  Provident New York Bancorp                                                              19
        1,100  Radian Group, Inc.                                                                       4
          400  Rockville Financial, Inc.                                                                5
          400  Roma Financial Corp.                                                                     6
          700  United Community Financial Corp.                                                         3
          700  United Financial Bancorp, Inc.                                                          10
          500  ViewPoint Financial Group                                                                9
        5,700  Washington Mutual, Inc.                                                                 --
          300  Waterstone Financial, Inc.  *                                                            3
          200  Westfield Financial, Inc.                                                                2
          200  WSFS Financial Corp.                                                                    10
                                                                                          ---------------
                                                                                                      880
                                                                                          ---------------
               Total Financials                                                                    13,415
                                                                                          ---------------

               HEALTH CARE (8.0%)
               ------------------
               BIOTECHNOLOGY (1.4%)
          800  Acadia Pharmaceuticals, Inc.  *                                                          1
        1,400  Acorda Therapeutics, Inc.  *                                                            29
       21,000  Alkermes, Inc.  *                                                                      207
        2,100  Allos Therapeutics, Inc.  *                                                             15
        2,400  Alnylam Pharmaceuticals, Inc.  *                                                        55
        1,454  Amgen, Inc.  *                                                                          87
          200  Amicus Therapeutics, Inc.  *                                                             2
        1,700  Arena Pharmaceuticals, Inc.  *                                                           6
        1,800  ARIAD Pharmaceuticals, Inc.  *                                                           4
        1,000  ArQule, Inc.  *                                                                          3
        1,200  Array BioPharma, Inc.  *                                                                 6
          200  Celera Corp.  *                                                                          2
        4,800  Cell Genesys, Inc.  *                                                                    1
          500  Celldex Therapeutics, Inc.  *                                                            4
          100  Cephalon, Inc.  *                                                                        7
       16,800  Cepheid  *                                                                             199
---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 20

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          700  Cougar Biotechnology, Inc.  *                                              $            18
        4,200  Cubist Pharmaceuticals, Inc.  *                                                        107
        3,000  CV Therapeutics, Inc.  *                                                                28
        1,500  Cytokinetics, Inc.  *                                                                    4
          700  Cytori Therapeutics, Inc.  *                                                             3
        4,600  Dendreon Corp.  *                                                                       23
        1,400  Dyax Corp.  *                                                                            5
          200  Emergent Biosolutions, Inc.  *                                                           4
        3,300  Enzo Biochem, Inc.  *                                                                   19
        2,600  Enzon Pharmaceuticals, Inc.  *                                                          13
          900  Genentech, Inc.  *                                                                      75
          500  Genomic Health, Inc.  *                                                                  9
        5,200  GenVec, Inc.  *                                                                          5
        3,400  Geron Corp.  *                                                                          13
        1,000  Gilead Sciences, Inc.  *                                                                46
          700  GTx, Inc.  *                                                                            10
        2,500  Halozyme Therapeutics, Inc.  *                                                          12
        3,300  Human Genome Sciences, Inc.  *                                                          11
          700  Idenix Pharmaceuticals, Inc.  *                                                          4
          700  Idera Pharmaceuticals, Inc.  *                                                           7
        1,300  Immunogen, Inc.  *                                                                       6
        3,400  Immunomedics, Inc.  *                                                                    5
        1,900  Incyte Corp.  *                                                                          8
        2,000  Indevus Pharmaceuticals, Inc.  *                                                         5
        1,300  InterMune, Inc.  *                                                                      19
        4,000  Isis Pharmaceuticals, Inc.  *                                                           56
        3,800  Ligand Pharmaceuticals, Inc.  *                                                          8
        1,600  Luminex Corp.  *                                                                        30
          700  Marshall Edwards, Inc.  *                                                                1
          700  Maxygen, Inc.  *                                                                         3
       18,900  Medarex, Inc.  *                                                                       133
          600  Molecular Insight Pharmaceuticals, Inc.  *                                               3
        1,100  Momenta Pharmaceuticals, Inc.  *                                                        10
        6,800  Myriad Genetics, Inc.  *                                                               429
        1,300  Nabi Biopharmaceuticals  *                                                               5
          400  Nanosphere, Inc.  *                                                                      2
        1,000  Neurocrine Biosciences, Inc.  *                                                          4
        2,600  Novavax, Inc.  *                                                                         6
          500  NPS Pharmaceuticals, Inc.  *                                                             3
          500  Omrix Biopharmaceuticals, Inc.  *                                                        9
        2,100  OPKO Health, Inc.  *                                                                     3
          500  Orexigen Therapeutics, Inc.  *                                                           2
          500  Osiris Therapeutics, Inc.  *                                                             8
       12,800  PDL BioPharma, Inc.                                                                    125
          600  Pharmasset, Inc.  *                                                                     11
        1,000  Progenics Pharmaceuticals, Inc.  *                                                      10
          300  Protalix BioTherapeutics, Inc.  *                                                        1
          700  Repligen Corp.  *                                                                        3
        1,300  Rexahn Pharmaceuticals, Inc.  *                                                          1
        1,500  Rigel Pharmaceuticals, Inc.  *                                                          13
        1,600  Sangamo Biosciences, Inc.  *                                                            12
        2,400  Savient Pharmaceuticals, Inc.  *                                                        11
        2,400  Seattle Genetics, Inc.  *                                                               25
          500  Synta Pharmaceuticals Corp.  *                                                           4
          500  Targacept, Inc.  *                                                                       3
        2,300  Telik, Inc.  *                                                                           1
        1,700  Theravance, Inc.  *                                                                     11
          200  Vanda Pharmaceuticals, Inc.  *                                                          --
        3,500  XOMA Ltd.  *                                                                             4
        1,800  ZymoGenetics, Inc.  *                                                                    6
                                                                                          ---------------
                                                                                                    2,043
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.2%)
          400  AmerisourceBergen Corp.                                                                 13
          800  BMP Sunstone Corp.  *                                                                    5

---------------------------------------------------------------------------------------------------------
21 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          500  Chindex International, Inc.  *                                             $             4
        4,500  CryoLife, Inc.  *                                                                       60
          600  McKesson Corp.                                                                          22
          400  MWI Veterinary Supply, Inc.  *                                                          14
        5,100  Owens & Minor, Inc.                                                                    221
        1,200  PharMerica Corp.  *                                                                     25
                                                                                          ---------------
                                                                                                      364
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.8%)
          900  Abaxis, Inc.  *                                                                         14
        1,200  ABIOMED, Inc.  *                                                                        17
        1,100  Alphatec Holdings, Inc.  *                                                               4
        1,000  AngioDynamics, Inc.  *                                                                  13
        1,000  ArthroCare Corp.  *                                                                     21
          500  Baxter International, Inc.                                                              30
          100  Becton, Dickinson and Co.                                                                7
        4,371  Boston Scientific Corp.  *                                                              39
          100  Cantel Medical Corp.  *                                                                  1
          800  Cardiac Science Corp.  *                                                                 7
          400  Clinical Data, Inc.  *                                                                   4
        1,300  Conceptus, Inc.  *                                                                      21
        1,100  CONMED Corp.  *                                                                         29
          700  Covidien Ltd.                                                                           31
        2,700  Cyberonics, Inc.  *                                                                     34
          500  Datascope Corp.                                                                         25
          600  DexCom, Inc.  *                                                                          3
        1,700  Edwards Lifesciences Corp.  *                                                           90
        2,100  ev3, Inc.  *                                                                            14
          300  Exactech, Inc.  *                                                                        6
          700  Greatbatch, Inc.  *                                                                     15
          600  Hansen Medical, Inc.  *                                                                  6
          100  Hill-Rom Holdings, Inc.                                                                  2
          800  I-Flow Corp.  *                                                                          5
          700  Insulet Corp.  *                                                                         4
          800  Integra Lifesciences Holdings Corp.  *                                                  30
          700  IRIS International, Inc.  *                                                              8
          300  Kensey Nash Corp.  *                                                                     8
        2,000  Masimo Corp.  *                                                                         64
        1,000  Medtronic, Inc.                                                                         40
        1,400  Mentor Corp.                                                                            24
          600  Micrus Endovascular Corp.  *                                                             7
        1,200  Natus Medical, Inc.  *                                                                  18
        2,300  Nektar Therapeutics  *                                                                  13
          900  NxStage Medical, Inc.  *                                                                 4
          700  Orthofix International N.V.  *                                                           9
        2,400  Orthovita, Inc.  *                                                                       7
          700  Palomar Medical Technologies, Inc.  *                                                    8
        1,200  Quidel Corp.  *                                                                         19
          600  Sirona Dental Systems, Inc.  *                                                          10
          500  Somanetics Corp.  *                                                                      9
          200  Sonic Innovations, Inc.  *                                                              --
          600  SonoSite, Inc.  *                                                                       13
          800  Spectranetics Corp.  *                                                                   2
        1,000  Stereotaxis, Inc.  *                                                                     4
        4,200  Steris Corp.                                                                           143
          400  Stryker Corp.                                                                           21
          400  SurModics, Inc.  *                                                                      11
        1,400  Symmetry Medical, Inc.  *                                                               18
          500  Synovis Life Technologies, Inc.  *                                                       9
        8,400  Thoratec Corp.  *                                                                      207
        1,000  TomoTherapy, Inc.  *                                                                     3
        1,200  Varian Medical Systems, Inc.  *                                                         55
          700  Vision-Sciences, Inc.  *                                                                 2
          200  VNUS Medical Technologies, Inc.  *                                                       3
        1,800  Volcano Corp.  *                                                                        28

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 22

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          900  ZOLL Medical Corp.  *                                                      $            22
                                                                                          ---------------
                                                                                                    1,261
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.3%)
        1,200  AmSurg Corp. "A"  *                                                                     30
        1,400  Assisted Living Concepts, Inc. "A"  *                                                    7
          600  Capital Senior Living Corp.  *                                                           3
          400  Community Health Systems, Inc.  *                                                        8
          200  Emeritus Corp.  *                                                                        2
          200  Ensign Group, Inc.                                                                       3
          800  Five Star Quality Care, Inc.  *                                                          2
          900  Hanger Orthopedic Group, Inc.  *                                                        15
        1,100  Health Management Associates, Inc. "A"  *                                                2
        3,200  HealthSouth Corp.  *                                                                    40
       15,700  Kindred Healthcare, Inc.  *                                                            228
          600  MedCath Corp.  *                                                                         9
          200  National Healthcare Corp.                                                                8
        1,500  Odyssey Healthcare, Inc.  *                                                             14
          200  RehabCare Group, Inc.  *                                                                 4
          700  Skilled Healthcare Group, Inc. "A"  *                                                    9
        2,200  Stewart Enterprises, Inc. "A"                                                           11
        1,700  Sun Healthcare Group, Inc.  *                                                           20
        2,100  Tenet Healthcare Corp.  *                                                                9
          500  U.S. Physical Therapy, Inc.  *                                                           7
          100  Universal Health Services, Inc. "B"                                                      4
                                                                                          ---------------
                                                                                                      435
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
          400  Air Methods Corp.  *                                                                     7
          200  Almost Family, Inc.  *                                                                  10
        1,500  AMN Healthcare Services, Inc.  *                                                        13
          900  athenahealth, Inc.  *                                                                   27
          400  Bio-Reference Laboratories, Inc.  *                                                     10
          200  Cardionet, Inc.  *                                                                       5
          300  Catalyst Health Solutions, Inc.  *                                                       5
          300  CorVel Corp.  *                                                                          8
        1,300  Cross Country Healthcare, Inc.  *                                                       15
          400  Emergency Medical Services Corp. "A"  *                                                 13
          100  Express Scripts, Inc.  *                                                                 6
          200  Genoptix, Inc.  *                                                                        7
        1,000  Gentiva Health Services, Inc.  *                                                        27
        1,100  HMS Holdings Corp.  *                                                                   27
          200  IPC The Hospitalist Co., Inc.  *                                                         4
          200  Landauer, Inc.                                                                          11
          600  LHC Group, Inc.  *                                                                      21
        1,100  Medco Health Solutions, Inc.  *                                                         42
          600  Nighthawk Radiology Holdings, Inc.  *                                                    3
          300  Providence Service Corp.  *                                                             --
          700  Quest Diagnostics, Inc.                                                                 33
        1,000  ResCare, Inc.  *                                                                        15
          300  Virtual Radiologic Corp.  *                                                              3
                                                                                          ---------------
                                                                                                      312
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.3%)
          200  Align Technology, Inc.  *                                                                1
          400  Cynosure, Inc. "A"  *                                                                    4
        4,000  Haemonetics Corp.  *                                                                   236
          200  ICU Medical, Inc.  *                                                                     6
        3,200  Invacare Corp.                                                                          58
          600  Medical Action Industries, Inc.  *                                                       7
        1,200  Merit Medical Systems, Inc.  *                                                          22
          600  Neogen Corp.  *                                                                         18
        1,200  OraSure Technologies, Inc.  *                                                            6
        1,400  RTI Biologics, Inc.  *                                                                   4

---------------------------------------------------------------------------------------------------------
23 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          500  TranS1, Inc.  *                                                            $             3
                                                                                          ---------------
                                                                                                      365
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
          400  Computer Programs and Systems, Inc.                                                     11
        4,900  Eclipsys Corp.  *                                                                       73
        2,200  HLTH Corp.  *                                                                           18
          500  MedAssets, Inc.  *                                                                       7
        1,400  Omnicell, Inc.  *                                                                       16
          700  Vital Images, Inc.  *                                                                    9
                                                                                          ---------------
                                                                                                      134
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.0%)
          700  Accelrys, Inc.  *                                                                        3
        1,400  Accuray, Inc.  *                                                                         9
          300  Albany Molecular Research, Inc.  *                                                       4
        5,500  Applied Biosystems, Inc.                                                               169
        2,600  Arrowhead Research Corp.  *                                                              3
          300  Bio-Rad Laboratories, Inc. "A"  *                                                       26
        2,200  Caliper Life Sciences, Inc.  *                                                           3
          100  Charles River Laboratories International, Inc.  *                                        4
          200  Covance, Inc.  *                                                                        10
        1,900  eResearch Technology, Inc.  *                                                           12
        4,700  Exelixis, Inc.  *                                                                       16
       28,800  Invitrogen Corp.  *                                                                    829
          500  Kendle International, Inc.  *                                                            9
          500  Life Sciences Research, Inc.  *                                                          9
          900  Medivation, Inc.  *                                                                     17
          200  Pharmaceutical Product Development, Inc.                                                 6
          500  PharmaNet Development Group, Inc.  *                                                     1
        9,100  Sequenom, Inc.  *                                                                      164
          827  Thermo Fisher Scientific, Inc.  *                                                       34
        3,200  Waters Corp.  *                                                                        140
                                                                                          ---------------
                                                                                                    1,468
                                                                                          ---------------
               MANAGED HEALTH CARE (0.5%)
        8,400  Aetna, Inc.                                                                            209
       12,900  Centene Corp.  *                                                                       243
       12,800  CIGNA Corp.                                                                            209
          100  Coventry Health Care, Inc.  *                                                            1
        1,200  Humana, Inc.  *                                                                         35
          600  Triple-S Management Corp. "B"  *                                                         6
        2,100  UnitedHealth Group, Inc.                                                                50
        1,200  Universal American Financial Corp.  *                                                   11
          100  WellCare Health Plans, Inc.  *                                                           2
          176  WellPoint, Inc.  *                                                                       7
                                                                                          ---------------
                                                                                                      773
                                                                                          ---------------
               PHARMACEUTICALS (3.2%)
          900  Abbott Laboratories                                                                     50
          300  Acura Pharmaceuticals, Inc.  *                                                           2
        1,100  Adolor Corp.  *                                                                          3
        1,300  Akorn, Inc.  *                                                                           4
        1,000  Alexza Pharmaceuticals, Inc.  *                                                          3
          700  Allergan, Inc.                                                                          28
          600  Barr Pharmaceuticals, Inc.  *                                                           39
          300  Biodel, Inc.  *                                                                          1
        1,000  BioForm Medical, Inc.  *                                                                 2
          500  Biomimetic Therapeutics, Inc.  *                                                         4
       24,700  Bristol-Myers Squibb Co.                                                               508
          800  Cadence Pharmaceuticals, Inc.  *                                                         5
          400  Caraco Pharmaceutical Laboratories, Ltd.  *                                              4
           20  CPEX Pharmaceuticals, Inc.  *                                                           --
        1,100  Cypress Bioscience, Inc.  *                                                              6
        1,200  DepoMed, Inc.  *                                                                         3

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 24

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        7,600  Discovery Laboratories, Inc.  *                                            $            14
        2,100  Durect Corp.  *                                                                          9
       15,500  Eli Lilly and Co.                                                                      524
        5,300  Endo Pharmaceuticals Holdings, Inc.  *                                                  98
        1,300  Forest Laboratories, Inc.  *                                                            30
        1,700  Inspire Phamaceutical, Inc.  *                                                           6
        1,600  Javelin Pharmaceuticals, Inc.  *                                                         2
          300  Jazz Pharmaceuticals, Inc.  *                                                            1
        4,500  Johnson & Johnson                                                                      276
       17,500  King Pharmaceuticals, Inc.  *                                                          154
          200  MAP Pharmaceuticals, Inc.  *                                                             1
       10,200  Medicines Co.  *                                                                       178
       22,900  Medicis Pharmaceutical Corp. "A"                                                       327
       10,322  Merck & Co., Inc.                                                                      319
        1,400  MiddleBrook Pharmaceuticals, Inc.  *                                                     2
        1,000  Mylan, Inc.  *                                                                           9
          400  Noven Pharmaceuticals, Inc.  *                                                           5
          600  Optimer Pharmaceuticals, Inc.  *                                                         2
        1,400  Pain Therapeutics, Inc.  *                                                              13
        1,600  Par Pharmaceutical Companies, Inc.  *                                                   16
          200  Perrigo Co.                                                                              7
       63,400  Pfizer, Inc.                                                                         1,123
        1,000  Pozen, Inc.  *                                                                           6
          500  Questcor Pharmaceuticals, Inc.  *                                                        4
        2,000  Salix Pharmaceuticals Ltd.  *                                                           18
           33  Schering-Plough Corp.                                                                   --
          400  Sucampo Pharmaceuticals, Inc. "A"  *                                                     3
       29,000  Valeant Pharmaceuticals International  *                                               544
        2,700  VIVUS, Inc.  *                                                                          16
          300  Warner Chilcott Ltd. "A"  *                                                              4
       15,900  Watson Pharmaceuticals, Inc.  *                                                        416
                                                                                          ---------------
                                                                                                    4,789
                                                                                          ---------------
               Total Health Care                                                                   11,944
                                                                                          ---------------

               INDUSTRIALS (5.2%)
               ------------------
               AEROSPACE & DEFENSE (0.8%)
          400  AeroVironment, Inc.  *                                                                  14
          400  Alliant Techsystems, Inc.  *                                                            33
          400  American Science and Engineering, Inc.                                                  25
          200  Applied Energetics, Inc.  *                                                             --
          500  Applied Signal Technology, Inc.                                                          9
          200  Argon ST, Inc.  *                                                                        4
          200  Ascent Solar Technologies, Inc.  *                                                       1
        3,200  Boeing Co.                                                                             167
          400  Ducommun, Inc.                                                                           8
        1,500  GenCorp, Inc.  *                                                                         7
          900  General Dynamics Corp.                                                                  54
        4,100  Goodrich Corp.                                                                         150
          800  HEICO Corp.                                                                             31
          600  Herley Industries, Inc.  *                                                               8
        3,400  Hexcel Corp.  *                                                                         45
       11,400  Honeywell International, Inc.                                                          347
        1,100  Kaman Corp.                                                                             28
          500  Ladish Co., Inc.  *                                                                      9
          400  LMI Aerospace, Inc.  *                                                                   6
          100  Lockheed Martin Corp.                                                                    9
        1,100  Northrop Grumman Corp.                                                                  52
        3,200  Orbital Sciences Corp.  *                                                               66
        1,900  Raytheon Co.                                                                            97
          300  Stanley, Inc.  *                                                                        10
        1,900  TASER International, Inc.  *                                                            10
          200  TransDigm Group, Inc.  *                                                                 6

---------------------------------------------------------------------------------------------------------
25 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        1,400  United Technologies Corp.                                                  $            77
                                                                                          ---------------
                                                                                                    1,273
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
          300  Atlas Air Worldwide Holdings, Inc.  *                                                    6
          400  Dynamex, Inc.  *                                                                        10
       12,700  Pacer International, Inc.                                                              143
          300  Park-Ohio Holdings Corp.  *                                                              2
          400  United Parcel Service, Inc. "B"                                                         21
          300  UTi Worldwide, Inc.                                                                      4
                                                                                          ---------------
                                                                                                      186
                                                                                          ---------------
               AIRLINES (0.7%)
        5,200  AirTran Holdings, Inc.  *                                                               21
        6,700  Alaska Air Group, Inc.  *                                                              166
        1,100  AMR Corp.  *                                                                            11
        1,100  Continental Airlines, Inc. "B"  *                                                       21
          100  Copa Holdings S.A. "A"                                                                   3
        5,200  Delta Air Lines, Inc.  *                                                                57
       28,500  JetBlue Airways Corp.  *                                                               158
        1,100  SkyWest, Inc.                                                                           17
       38,300  Southwest Airlines Co.                                                                 451
       11,100  UAL Corp.                                                                              162
        1,800  US Airways Group, Inc.  *                                                               18
                                                                                          ---------------
                                                                                                    1,085
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
          600  AAON, Inc.                                                                              10
          400  American Woodmark Corp.                                                                  7
        1,200  Apogee Enterprises, Inc.                                                                12
          700  Builders FirstSource, Inc.  *                                                            3
       15,100  Griffon Corp.  *                                                                       127
          700  Insteel Industries, Inc.                                                                 7
          900  Quanex Building Products Corp.                                                           8
        1,500  Simpson Manufacturing Co., Inc.                                                         35
          900  Trex Co., Inc.  *                                                                       15
          300  USG Corp.  *                                                                             4
                                                                                          ---------------
                                                                                                      228
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
          500  Bowne & Co., Inc.                                                                        4
        1,200  Cenveo, Inc.  *                                                                          6
        1,700  Deluxe Corp.                                                                            20
          400  Ennis, Inc.                                                                              5
          900  InnerWorkings, Inc.  *                                                                   6
          400  Multi-Color Corp.                                                                        8
                                                                                          ---------------
                                                                                                       49
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.3%)
          100  Baker Michael Corp.  *                                                                   2
        1,800  Fluor Corp.                                                                             72
        3,600  Foster Wheeler Ltd.  *                                                                  99
          700  Furmanite Corp.  *                                                                       6
        1,000  Great Lakes Dredge & Dock Corp.                                                          4
          500  Insituform Technologies, Inc. "A"  *                                                     7
          300  Integrated Electrical Services, Inc.  *                                                  4
          100  Jacobs Engineering Group, Inc.  *                                                        4
          500  KBR, Inc.                                                                                7
       18,600  MasTec, Inc.  *                                                                        162
          400  Northwest Pipe Co.  *                                                                   11
          600  Orion Marine Group, Inc.  *                                                              3
          700  Pike Electric Corp.  *                                                                   6
          500  Sterling Construction Co., Inc.  *                                                       7
                                                                                          ---------------
                                                                                                      394
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 26

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
        1,100  Accuride Corp.  *                                                          $            --
        9,700  AGCO Corp.  *                                                                          306
        1,400  Blount International, Inc.  *                                                           12
        1,200  Bucyrus International, Inc.                                                             29
          500  Caterpillar, Inc.                                                                       19
          600  Commercial Vehicle Group, Inc.  *                                                        1
          200  Cummins, Inc.                                                                            5
        9,800  Federal Signal Corp.                                                                    83
        1,700  Force Protection, Inc.  *                                                                5
          200  Greenbrier Companies, Inc.                                                               2
        1,000  Joy Global, Inc.                                                                        29
          400  Lindsay Corp.                                                                           19
          500  Manitowoc Co., Inc.                                                                      5
          200  Titan Machinery, Inc.  *                                                                 3
          300  Twin Disc, Inc.                                                                          2
          300  Wabash National Corp.                                                                    2
          200  Westinghouse Air Brake Technologies Corp.                                                8
                                                                                          ---------------
                                                                                                      530
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
          400  PRG-Schultz International, Inc.  *                                                       2
          800  Viad Corp.                                                                              17
                                                                                          ---------------
                                                                                                       19
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
        1,000  Acuity Brands, Inc.                                                                     35
        1,700  Advanced Battery Technology, Inc.  *                                                     5
          800  Akeena Solar, Inc.  *                                                                    2
        1,800  American Superconductor Corp.  *                                                        23
        1,100  Belden, Inc.                                                                            23
        1,100  China BAK Battery, Inc.  *                                                               3
          300  Coleman Cable, Inc.  *                                                                   2
          400  Emerson Electric Co.                                                                    13
          700  Encore Wire Corp.                                                                       13
        1,200  Energy Conversion Devices, Inc.  *                                                      41
        6,100  EnerSys  *                                                                              81
        4,500  Evergreen Solar, Inc.  *                                                                17
        2,800  FuelCell Energy, Inc.  *                                                                13
          700  Fushi Copperweld, Inc.  *                                                                3
          300  GrafTech International Ltd.  *                                                           2
          200  Harbin Electric, Inc.  *                                                                 2
          500  La Barge, Inc.  *                                                                        7
        1,200  Medis Technologies Ltd.  *                                                               1
        2,600  Microvision, Inc.  *                                                                     5
          400  Orion Energy Systems, Inc.  *                                                            2
          700  Polypore International, Inc.  *                                                          6
          300  Powell Industries, Inc.  *                                                               6
          100  Preformed Line Products Co.                                                              4
          155  SunPower Corp. "A"  *                                                                    6
          274  SunPower Corp. "B"  *                                                                    8
          700  Tecumseh Products Co. "A"  *                                                            13
          500  Ultralife Corp.  *                                                                       4
        1,100  Woodward Governor Co.                                                                   35
                                                                                          ---------------
                                                                                                      375
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
          800  Energy Solutions, Inc.                                                                   4
          500  Fuel Tech, Inc.  *                                                                       6
        6,000  Republic Services, Inc.                                                                142
        2,000  Rollins, Inc.                                                                           35
          400  Standard Packaging Corp.  *                                                              8
          800  Team, Inc.  *                                                                           22
        2,200  Waste Connections, Inc.  *                                                              75

---------------------------------------------------------------------------------------------------------
27 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        6,500  Waste Management, Inc.                                                     $           203
                                                                                          ---------------
                                                                                                      495
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
          200  AZZ, Inc.  *                                                                             6
        6,400  Capstone Turbine Corp.  *                                                                9
        1,000  Comverge, Inc.  *                                                                        4
          500  PowerSecure International, Inc.  *                                                       2
                                                                                          ---------------
                                                                                                       21
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
          300  CDI Corp.                                                                                4
          500  COMSYS IT Partners, Inc.  *                                                              3
          400  Heidrick & Struggles International, Inc.                                                10
          700  Hudson Highland Group, Inc.  *                                                           4
        1,000  Kforce, Inc.  *                                                                          8
            2  Manpower, Inc.                                                                          --
        1,400  On Assignment, Inc.  *                                                                   9
        1,700  Robert Half International, Inc.                                                         32
        1,400  Spherion Corp.  *                                                                        4
        1,600  TrueBlue, Inc.  *                                                                       13
                                                                                          ---------------
                                                                                                       87
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.2%)
          350  3M Co.                                                                                  22
       10,400  General Electric Co.                                                                   203
          800  McDermott International, Inc.  *                                                        14
          700  Raven Industries, Inc.                                                                  23
          100  Standex International Corp.                                                              3
          300  Textron, Inc.                                                                            5
        2,200  Tredegar Corp.                                                                          32
        1,200  Tyco International Ltd.                                                                 30
          100  Walter Industries, Inc.                                                                  4
                                                                                          ---------------
                                                                                                      336
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.5%)
          800  3D Systems Corp.  *                                                                      9
          800  Actuant Corp. "A"                                                                       14
        1,100  Altra Holdings, Inc.  *                                                                 10
          100  Ampco-Pittsburgh Corp.                                                                   2
          400  Axsys Technologies, Inc.  *                                                             26
          600  Badger Meter, Inc.                                                                      15
          100  Barnes Group, Inc.                                                                       1
          600  Briggs & Stratton Corp.                                                                 10
          500  China Fire & Security Group, Inc.  *                                                     4
          600  CIRCOR International, Inc.                                                              18
          600  CLARCOR, Inc.                                                                           21
        7,500  Colfax Corp.  *                                                                         64
          800  Crane Co.                                                                               13
          100  Dynamic Materials Corp.                                                                  2
          900  EnPro Industries, Inc.  *                                                               20
          500  Flanders Corp.  *                                                                        3
        1,000  Flow International Corp.  *                                                              4
          900  Gardner Denver, Inc.  *                                                                 23
          100  Gorman-Rupp Co.                                                                          3
        7,400  Harsco Corp.                                                                           175
          200  Hurco Companies, Inc.  *                                                                 5
        1,000  Illinois Tool Works, Inc.                                                               33
          184  Ingersoll-Rand Co. Ltd. "A"                                                              3
           64  John Bean Technologies Corp.                                                             1
          100  K-Tron International, Inc.  *                                                            9
          600  Kadant, Inc.  *                                                                         10
        1,700  Kaydon Corp.                                                                            57
          800  Kennametal, Inc.                                                                        17
          200  Key Technology, Inc.  *                                                                  3

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 28

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          500  L.B. Foster Co. "A"  *                                                     $            14
          300  Middleby Corp.  *                                                                       12
        4,300  Mueller Water Products, Inc. "A"                                                        30
          700  NN, Inc.                                                                                 5
          100  Omega Flex, Inc.                                                                         2
          500  PMFG, Inc.  *                                                                            5
          900  RBC Bearings, Inc.  *                                                                   21
          500  Sun Hydraulics Corp.                                                                    11
          500  Thermadyne Holdings Corp.  *                                                             5
        1,100  Timken Co.                                                                              18
          400  TriMas Corp.  *                                                                          2
          700  Turbochef Technologies, Inc.  *                                                          4
          400  Watts Water Technologies, Inc. "A"                                                      11
                                                                                          ---------------
                                                                                                      715
                                                                                          ---------------
               MARINE (0.1%)
        2,300  American Commercial Lines, Inc.  *                                                      17
          400  Eagle Bulk Shipping, Inc.                                                                4
          100  Genco Shipping & Trading Ltd.                                                            2
          600  Horizon Lines, Inc. "A"                                                                  3
        4,300  Kirby Corp.  *                                                                         148
          100  TBS International Ltd. "A"  *                                                            1
        1,100  Ultrapetrol Bahamas Ltd.  *                                                              4
                                                                                          ---------------
                                                                                                      179
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
          300  CAI International, Inc.  *                                                               2
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
        1,400  ACCO Brands Corp.  *                                                                     4
          600  Brady Corp. "A"                                                                         19
        6,300  Herman Miller, Inc.                                                                    138
        1,700  HNI Corp.                                                                               31
          300  ICT Group, Inc.  *                                                                       1
        4,100  IKON Office Solutions, Inc.                                                             71
          900  PeopleSupport, Inc. *(e)                                                                11
        2,900  Pitney Bowes, Inc.                                                                      72
                                                                                          ---------------
                                                                                                      347
                                                                                          ---------------
               RAILROADS (0.1%)
          700  CSX Corp.                                                                               32
          400  Norfolk Southern Corp.                                                                  24
          400  Union Pacific Corp.                                                                     27
                                                                                          ---------------
                                                                                                       83
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
        1,100  CBIZ, Inc.  *                                                                            9
          300  China Direct, Inc.  *                                                                    1
          800  CoStar Group, Inc.  *                                                                   29
          500  CRA International, Inc.  *                                                              14
          400  Duff & Phelps Corp. "A"  *                                                               8
          600  Exponent, Inc.  *                                                                       18
          400  FTI Consulting, Inc.  *                                                                 23
          200  Hill International, Inc.  *                                                              1
          100  ICF International, Inc.  *                                                               2
          700  LECG Corp.  *                                                                            3
        1,900  Odyssey Marine Exploration, Inc.  *                                                      7
          100  VSE Corp.                                                                                3
                                                                                          ---------------
                                                                                                      118
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.0%)
          500  Brink's Co.                                                                             24
          500  Cornell Companies, Inc.  *                                                              11
          800  GeoEye, Inc.  *                                                                         17

---------------------------------------------------------------------------------------------------------
29 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          200  Protection One, Inc.  *                                                    $             2
                                                                                          ---------------
                                                                                                       54
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
        1,000  Aceto Corp.                                                                              8
        1,700  Aircastle Ltd.                                                                          12
        2,500  Applied Industrial Technologies, Inc.                                                   50
       13,000  Beacon Roofing Supply, Inc.  *                                                         178
          200  DXP Enterprises, Inc.  *                                                                 3
          900  Electro Rent Corp.                                                                      11
          100  Fastenal Co.                                                                             4
        5,000  GATX Corp.                                                                             143
          600  Houston Wire & Cable Co.                                                                 7
          200  Interline Brands, Inc.  *                                                                2
          500  MSC Industrial Direct Co., Inc. "A"                                                     18
          500  RSC Holdings, Inc.  *                                                                    4
        1,200  Rush Enterprises, Inc. "A"  *                                                           11
          100  TAL International Group, Inc.                                                            2
          300  Textainer Group Holding Ltd.                                                             3
          400  United Rentals, Inc.  *                                                                  4
        1,100  Watsco, Inc.                                                                            45
                                                                                          ---------------
                                                                                                      505
                                                                                          ---------------
               TRUCKING (0.5%)
        3,500  Avis Budget Group, Inc.  *                                                               6
          900  Celadon Group, Inc.  *                                                                  10
          900  Dollar Thrifty Automotive Group, Inc.  *                                                 1
       12,100  HeartLand Express, Inc.                                                                186
          525  Hertz Global Holdings, Inc.  *                                                           4
        2,400  Knight Transportation, Inc.                                                             38
          600  Marten Transport Ltd.  *                                                                11
          600  Saia, Inc.  *                                                                            6
          200  Universal Truckload Services, Inc.  *                                                    3
       21,000  Werner Enterprises, Inc.                                                               412
        2,300  YRC Worldwide, Inc.  *                                                                  10
                                                                                          ---------------
                                                                                                      687
                                                                                          ---------------
               Total Industrials                                                                    7,768
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.6%)
               -----------------------------
               APPLICATION SOFTWARE (0.4%)
        1,500  Actuate Corp.  *                                                                         4
          500  Advent Software, Inc.  *                                                                 9
          500  Amdocs Ltd.  *                                                                          11
          600  American Software, Inc.                                                                  3
        1,772  ANSYS, Inc.  *                                                                          51
        2,600  Autodesk, Inc.  *                                                                       55
          900  Bottomline Technologies, Inc.  *                                                         7
        1,100  Cadence Design Systems, Inc.  *                                                          4
          800  Callidus Software, Inc.  *                                                               3
          900  Concur Technologies, Inc.  *                                                            23
          400  Deltek, Inc.  *                                                                          2
          142  Digimarc Corp.  *                                                                        1
        1,600  Entrust, Inc.  *                                                                         2
        2,500  Epicor Software Corp.  *                                                                18
        1,500  Epiq Systems, Inc.  *                                                                   20
          700  Gerber Scientific, Inc.  *                                                               3
          300  Guidance Software, Inc.  *                                                               1
          600  Interactive Intelligence, Inc.  *                                                        4
          600  JDA Software Group, Inc.  *                                                              9
          900  Kenexa Corp.  *                                                                          8
       11,000  Lawson Software Americas, Inc.  *                                                       58
        1,100  Magma Design Automation, Inc.  *                                                         3
        1,000  Manhattan Associates, Inc.  *                                                           17

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 30

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          600  Monotype Imaging Holdings, Inc.  *                                         $             4
        2,000  MSC Software Corp.  *                                                                   17
        1,200  NetScout Systems, Inc.  *                                                               12
        1,900  OpenTV Corp. "A"  *                                                                      3
          500  Opnet Technologies, Inc.  *                                                              6
          500  PROS Holdings, Inc.  *                                                                   3
          300  QAD, Inc.                                                                                2
        2,400  Quest Software, Inc.  *                                                                 32
        1,500  Secure Computing Corp.  *                                                                8
          800  Smith Micro Software, Inc.  *                                                            5
        1,700  Solera Holdings, Inc.  *                                                                42
          900  Sonic Solutions, Inc.  *                                                                 2
          800  SPSS, Inc.  *                                                                           19
        1,100  SuccessFactors, Inc.  *                                                                  9
          200  Synchronoss Technologies, Inc.  *                                                        2
        1,000  Taleo Corp. "A"  *                                                                      14
        2,500  TIBCO Software, Inc.  *                                                                 13
        3,800  Tyler Technologies, Inc.  *                                                             52
        1,000  Ultimate Software Group, Inc.  *                                                        13
          500  Unica Corp.  *                                                                           3
                                                                                          ---------------
                                                                                                      577
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.7%)
        9,900  3Com Corp.  *                                                                           27
          700  Acme Packet, Inc.  *                                                                     3
        2,600  Adaptec, Inc.  *                                                                         8
          100  ADC Telecommunications, Inc.  *                                                          1
          600  Airvana, Inc.  *                                                                         3
       11,000  Arris Group, Inc.  *                                                                    76
          900  Aruba Networks, Inc.  *                                                                  3
          200  Audiovox Corp.  *                                                                        1
          500  Bel Fuse, Inc. "B"                                                                      11
          400  Black Box Corp.                                                                         12
        3,000  Bookham, Inc.  *                                                                         2
       11,900  Cisco Systems, Inc.  *                                                                 211
          100  Clearwire Corp. "A"  *                                                                   1
          700  Cogo Group, Inc.  *                                                                      4
        6,700  Corning, Inc.                                                                           73
        5,300  Dycom Industries, Inc.  *                                                               47
        1,400  Echelon Corp.  *                                                                        11
          700  EMS Technologies, Inc.  *                                                               15
        2,100  Extreme Networks, Inc.  *                                                                4
        3,130  Finisar Corp.  *                                                                         2
        6,300  Foundry Networks, Inc.  *                                                               94
          800  Globecomm Systems, Inc.  *                                                               6
        1,100  Harris Stratex Networks, Inc. "A"  *                                                     7
        3,800  Infinera Corp.  *                                                                       30
        2,200  Ixia  *                                                                                 15
          200  Juniper Networks, Inc.  *                                                                4
          500  Loral Space & Communications, Inc.  *                                                    6
        1,000  Motorola, Inc.                                                                           5
        3,100  Neutral Tandem, Inc.  *                                                                 54
        1,700  Nextwave Wireless, Inc.  *                                                              --
          200  Oplink Communications, Inc.  *                                                           2
          500  Opnext, Inc.  *                                                                          2
        1,200  ORBCOMM, Inc.  *                                                                         4
          900  Parkervision, Inc.  *                                                                    5
          200  PCTEL, Inc.                                                                              1
        1,200  Plantronics, Inc.                                                                       17
        3,200  Powerwave Technologies, Inc.  *                                                          3
        5,853  QUALCOMM, Inc.                                                                         224
          100  Riverbed Technology, Inc.  *                                                             1
          300  SeaChange International, Inc.  *                                                         2
        1,100  ShoreTel, Inc.  *                                                                        5
        9,100  Sonus Networks, Inc.  *                                                                 20

---------------------------------------------------------------------------------------------------------
31 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        9,700  Sycamore Networks, Inc.  *                                                 $            32
        1,200  Symmetricom, Inc.  *                                                                     5
        2,400  Tekelec  *                                                                              30
        1,800  Tellabs, Inc.  *                                                                         8
        3,800  UTStarcom, Inc.  *                                                                       9
                                                                                          ---------------
                                                                                                    1,106
                                                                                          ---------------
               COMPUTER HARDWARE (0.4%)
        1,500  3PAR, Inc.  *                                                                           10
          500  Apple, Inc.  *                                                                          54
          900  Avid Technology, Inc.  *                                                                13
          800  Cray, Inc.  *                                                                            2
        1,200  Data Domain, Inc.  *                                                                    22
        2,700  Dell, Inc.  *                                                                           33
        4,700  Hewlett-Packard Co.                                                                    180
        1,000  International Business Machines Corp.                                                   93
          600  Isilon Systems, Inc.  *                                                                  2
        4,800  NCR Corp.  *                                                                            88
        2,800  Palm, Inc.  *                                                                           11
          800  Stratasys, Inc.  *                                                                      10
        2,200  Sun Microsystems, Inc.  *                                                               10
          900  Super Micro Computer, Inc.  *                                                            6
          600  Teradata Corp.  *                                                                        9
                                                                                          ---------------
                                                                                                      543
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
          600  Compellent Technologies, Inc.  *                                                         6
       23,000  Emulex Corp.  *                                                                        218
          300  Hutchinson Technology, Inc.  *                                                           2
        1,400  Hypercom Corp.  *                                                                        3
        1,300  Immersion Corp.  *                                                                       7
        9,100  Intermec, Inc.  *                                                                      118
          500  Intevac, Inc.  *                                                                         4
          800  NetApp, Inc.  *                                                                         11
        1,700  Netezza Corp.  *                                                                        16
          700  Novatel Wireless, Inc.  *                                                                4
          700  Presstek, Inc.  *                                                                        3
       58,900  QLogic Corp.  *                                                                        708
        1,300  Rackable Systems, Inc.  *                                                                9
          400  Rimage Corp.  *                                                                          6
        2,200  Seagate Technology                                                                      15
        4,000  STEC, Inc.  *                                                                           22
        2,550  Synaptics, Inc.  *                                                                      79
       15,681  Western Digital Corp.  *                                                               259
                                                                                          ---------------
                                                                                                    1,490
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
        1,700  Automatic Data Processing, Inc.                                                         59
        2,300  Broadridge Financial Solutions, Inc.                                                    28
          200  Cass Information Systems, Inc.                                                           7
          600  ExlService Holdings, Inc.  *                                                             4
          600  Gevity HR, Inc.                                                                          2
        1,000  Global Cash Access Holdings, Inc.  *                                                     3
        1,800  Global Payments, Inc.                                                                   73
          600  Heartland Payment Systems, Inc.                                                         10
          800  infoGROUP, Inc.                                                                          4
        2,800  Lender Processing Services, Inc.                                                        65
          400  Metavante Technologies, Inc.  *                                                          7
          300  Paychex, Inc.                                                                            9
        1,000  TNS, Inc.  *                                                                            14
        2,500  VeriFone Holdings, Inc.  *                                                              28
        1,200  Visa, Inc. "A"                                                                          66
          800  Western Union Co.                                                                       12
                                                                                          ---------------
                                                                                                      391
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 32

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
          500  Amphenol Corp. "A"                                                         $            14
        1,100  Authentec, Inc.  *                                                                       2
       16,700  Cogent, Inc.  *                                                                        153
          400  CPI International, Inc.  *                                                               4
          100  Dolby Laboratories, Inc. "A"  *                                                          3
          700  DTS, Inc.  *                                                                            14
          500  Electro Scientific Industries, Inc.  *                                                   4
        3,200  Elixir Gaming Technologies, Inc.  *                                                     --
          700  FARO Technologies, Inc.  *                                                              11
        3,100  FLIR Systems, Inc.  *                                                                  100
          900  Franklin Electric Co., Inc.                                                             38
          400  ICx Technologies, Inc.  *                                                                3
          800  IPG Photonics Corp.  *                                                                  11
        1,700  Kopin Corp.  *                                                                           4
        2,400  L-1 Identity Solutions, Inc.  *                                                         20
          900  Littelfuse, Inc.  *                                                                     17
          700  Maxwell Technologies, Inc.  *                                                            6
          600  Measurement Specialties, Inc.  *                                                         6
          700  MTS Systems Corp.                                                                       23
        1,600  Newport Corp.  *                                                                        12
          700  OSI Systems, Inc.  *                                                                     8
          200  Rogers Corp.  *                                                                          6
        1,100  Universal Display Corp.  *                                                              12
                                                                                          ---------------
                                                                                                      471
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
        7,000  Benchmark Electronics, Inc.  *                                                          84
        1,500  CTS Corp.                                                                               11
        3,400  Jabil Circuit, Inc.                                                                     29
        1,600  KEMET Corp.  *                                                                           1
          800  Methode Electronics, Inc.                                                                6
          100  Multi-Fineline Electronix, Inc.  *                                                       1
          900  Park Electrochemical Corp.                                                              19
       11,800  Sanmina-SCI Corp.  *                                                                     9
        1,100  Smart Modular Technologies, Inc.  *                                                      3
        1,700  TTM Technologies, Inc.  *                                                               12
        1,100  Tyco Electronics Ltd.                                                                   21
                                                                                          ---------------
                                                                                                      196
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
          800  Activision Blizzard, Inc.  *                                                            10
        5,700  Take-Two Interactive Software, Inc.                                                     68
        1,400  THQ, Inc.  *                                                                            10
                                                                                          ---------------
                                                                                                       88
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.9%)
        3,500  Ariba, Inc.  *                                                                          37
        3,100  Art Technology Group, Inc.  *                                                            6
        1,500  AsiaInfo Holdings, Inc.  *                                                              17
          500  Bankrate, Inc.  *                                                                       16
          100  Bidz.com, Inc.  *                                                                        1
          800  Chordiant Software, Inc.  *                                                              3
          800  comScore, Inc.  *                                                                       10
          700  Constant Contact, Inc.  *                                                                8
          400  Dice Holdings, Inc.  *                                                                   2
       16,200  Digital River, Inc.  *                                                                 401
        1,000  DivX, Inc.  *                                                                            7
          900  eBay, Inc.  *                                                                           14
          400  Google, Inc. "A"  *                                                                    144
        1,100  HSW International, Inc.  *                                                               1
          600  InfoSpace, Inc.                                                                          5
        3,200  Internap Network Services Corp.  *                                                       9
          600  Internet Brands, Inc.  *                                                                 4

---------------------------------------------------------------------------------------------------------
33 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          700  Internet Capital Group, Inc.  *                                            $             4
        2,100  Interwoven, Inc.  *                                                                     27
          600  Liquidity Services, Inc.  *                                                              5
        1,000  Loopnet, Inc.  *                                                                         8
          900  Marchex, Inc. "B"                                                                        7
        2,000  ModusLink Global Solutions, Inc.  *                                                     11
        3,100  Move, Inc.  *                                                                            5
          900  NIC, Inc.                                                                                5
          100  Omniture, Inc.  *                                                                        1
          700  Online Resources Corp.  *                                                                2
          800  Perficient, Inc.  *                                                                      4
        2,200  RealNetworks, Inc.  *                                                                    9
        1,200  S1 Corp.  *                                                                              8
        7,300  Sohu.com, Inc.  *                                                                      401
        1,300  SonicWALL, Inc.  *                                                                       6
        1,200  SupportSoft, Inc.  *                                                                     3
          900  Switch & Data Facilities Co., Inc.  *                                                    8
        1,400  TeleCommunication Systems, Inc. "A"  *                                                  10
        3,000  Terremark Worldwide, Inc.  *                                                            14
          500  TheStreet.com, Inc.                                                                      2
          286  United Online, Inc.                                                                      2
          300  Vignette Corp.  *                                                                        2
        1,600  VistaPrint Ltd.  *                                                                      27
          700  Vocus, Inc.  *                                                                          12
        1,200  Web Com Group, Inc.  *                                                                   6
        2,600  Yahoo!, Inc.  *                                                                         33
                                                                                          ---------------
                                                                                                    1,307
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.3%)
        1,200  Accenture Ltd. "A"                                                                      40
        8,000  Acxiom Corp.                                                                            63
          800  China Information Security Technology, Inc.  *                                           3
        1,300  CIBER, Inc.  *                                                                           7
          600  Forrester Research, Inc.  *                                                             17
        1,100  Hackett Group, Inc.  *                                                                   3
          800  Integral Systems, Inc.  *                                                               20
        1,100  Maximus, Inc.                                                                           35
       25,500  MPS Group, Inc.  *                                                                     199
          300  NCI, Inc. "A"  *                                                                         7
        1,600  Ness Technologies, Inc.  *                                                              12
        1,100  RightNow Technologies, Inc.  *                                                           7
       12,100  Sapient Corp.  *                                                                        66
          300  SI International, Inc.  *                                                                9
        1,400  Sykes Enterprises, Inc.  *                                                              22
        1,600  Unisys Corp.  *                                                                          3
          400  Virtusa Corp.  *                                                                         2
                                                                                          ---------------
                                                                                                      515
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
        1,400  Advanced Energy Industries, Inc.  *                                                     15
        5,400  Applied Materials, Inc.                                                                 70
        2,700  Asyst Technologies, Inc.  *                                                              2
        4,500  Axcelis Technologies, Inc.  *                                                            2
        4,300  Brooks Automation, Inc.  *                                                              29
          900  Cabot Microelectronics Corp.  *                                                         26
          400  Cohu, Inc.                                                                               6
        2,100  Cymer, Inc.  *                                                                          51
          300  Eagle Test Systems, Inc.  *                                                              5
        3,200  Emcore Corp.  *                                                                         11
        2,700  Entegris, Inc.  *                                                                        7
        1,500  KLA-Tencor Corp.                                                                        35
        1,400  Kulicke & Soffa Industries, Inc.  *                                                      4
          500  Lam Research Corp.  *                                                                   11
        4,100  LTX-Credence Corp.  *                                                                    3
        1,300  Mattson Technology, Inc.  *                                                              3

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 34

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          100  MEMC Electronic Materials, Inc.  *                                         $             2
        1,000  Photronics, Inc.  *                                                                      1
          400  Rubicon Technology, Inc.  *                                                              2
          600  Rudolph Technologies, Inc.  *                                                            2
          900  Semitool, Inc.  *                                                                        5
        1,300  Teradyne, Inc.  *                                                                        7
          500  Ultra Clean Holdings, Inc.  *                                                            2
          400  Ultratech, Inc.  *                                                                       6
          700  Veeco Instruments, Inc.  *                                                               5
                                                                                          ---------------
                                                                                                      312
                                                                                          ---------------
               SEMICONDUCTORS (1.0%)
          400  Actel Corp.  *                                                                           5
        1,100  Advanced Analogic Technologies, Inc.  *                                                  3
        2,500  Advanced Micro Devices, Inc.  *                                                          9
        2,700  Amkor Technology, Inc.  *                                                               11
        2,700  ANADIGICS, Inc.  *                                                                       5
        4,300  Analog Devices, Inc.                                                                    92
        1,600  Applied Micro Circuits Corp.  *                                                          8
        3,100  Atmel Corp.  *                                                                          13
          700  Cavium Networks, Inc.  *                                                                 9
          800  Ceva, Inc.  *                                                                            7
        1,600  Cirrus Logic, Inc.  *                                                                    9
          400  Cree, Inc.  *                                                                            8
        1,000  Cypress Semiconductor Corp.  *                                                           5
          100  Diodes, Inc.  *                                                                          1
          400  Entropic Communications, Inc.  *                                                        --
          700  Exar Corp.  *                                                                            5
          400  Hittite Microwave Corp.  *                                                              13
       28,800  Intel Corp.                                                                            461
          200  International Rectifier Corp.  *                                                         3
          400  IXYS Corp.                                                                               3
        4,600  Lattice Semiconductor Corp.  *                                                           9
          500  Linear Technology Corp.                                                                 11
        2,800  LSI Corp.  *                                                                            11
        2,200  Marvell Technology Group Ltd.  *                                                        15
        2,600  Micrel, Inc.                                                                            19
          500  Microchip Technology, Inc.                                                              12
        3,700  Micron Technology, Inc.  *                                                              18
        1,300  Microtune, Inc.  *                                                                       3
        1,100  MIPS Technologies, Inc.  *                                                               3
        1,100  Monolithic Power Systems, Inc.  *                                                       19
          300  NetLogic Microsystems, Inc.  *                                                           6
          100  NVE Corp.  *                                                                             3
          100  NVIDIA Corp.  *                                                                          1
        1,400  OmniVision Technologies, Inc.  *                                                        11
       27,400  ON Semiconductor Corp.  *                                                              140
          200  Pericom Semiconductor Corp.  *                                                           2
          700  PLX Technology, Inc.  *                                                                  2
       15,400  PMC-Sierra, Inc.  *                                                                     72
          300  Power Integrations, Inc.  *                                                              6
          500  Rambus, Inc.  *                                                                          5
        6,500  RF Micro Devices, Inc.  *                                                               13
          200  Sigma Designs, Inc.  *                                                                   2
        1,800  Silicon Image, Inc.  *                                                                   8
          600  Silicon Laboratories, Inc.  *                                                           16
        2,000  Silicon Storage Technology, Inc.  *                                                      6
        2,500  SiRF Technology Holdings, Inc.  *                                                        2
        4,500  Spansion, Inc. "A"  *                                                                    3
          900  Standard Microsystems Corp.  *                                                          16
       14,300  STMicroelectronics N.V.                                                                118
          500  Supertex, Inc.  *                                                                       12
          600  Techwell, Inc.  *                                                                        5
        6,400  Texas Instruments, Inc.                                                                125
        1,400  Trident Microsystems, Inc.  *                                                            3

---------------------------------------------------------------------------------------------------------
35 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        3,700  TriQuint Semiconductor, Inc.  *                                            $            17
        1,100  Volterra Semiconductor Corp.  *                                                         10
        9,900  Zoran Corp.  *                                                                          81
                                                                                          ---------------
                                                                                                    1,475
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.0%)
          200  ArcSight, Inc.  *                                                                        1
       10,900  BMC Software, Inc.  *                                                                  282
        1,700  CommVault Systems, Inc.  *                                                              18
          800  DemandTec, Inc.  *                                                                       6
          700  Double-Take Software, Inc.  *                                                            5
        1,000  FalconStor Software, Inc.  *                                                             3
        1,800  Macrovision Solutions Corp.  *                                                          20
          100  McAfee, Inc.  *                                                                          3
       39,900  Microsoft Corp.                                                                        891
        2,500  Novell, Inc.  *                                                                         12
        3,900  Oracle Corp.  *                                                                         71
        1,200  Phoenix Technologies Ltd.  *                                                             5
          800  Quality Systems, Inc.                                                                   31
        1,000  Radiant Systems, Inc.  *                                                                 5
          300  Sybase, Inc.  *                                                                          8
          500  Symantec Corp.  *                                                                        6
          300  VASCO Data Security International, Inc.  *                                               3
          100  VMware, Inc. "A"  *                                                                      3
        9,200  Wind River Systems, Inc.  *                                                             81
                                                                                          ---------------
                                                                                                    1,454
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.0%)
          200  Agilysys, Inc.                                                                           1
        1,300  Brightpoint, Inc.  *                                                                     7
          200  SYNNEX Corp.  *                                                                          3
          600  TechTarget, Inc.  *                                                                      3
                                                                                          ---------------
                                                                                                       14
                                                                                          ---------------
               Total Information Technology                                                         9,939
                                                                                          ---------------

               MATERIALS (2.6%)
               ----------------
               COMMODITY CHEMICALS (0.0%)
        1,600  Calgon Carbon Corp.  *                                                                  21
          400  Innophos Holdings, Inc.                                                                 11
          300  NL Industries, Inc.                                                                      4
          300  Spartech Corp.                                                                           2
                                                                                          ---------------
                                                                                                       38
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.0%)
           100  Eagle Materials, Inc.                                                                   2
          300  Headwaters, Inc.  *                                                                      3
          200  Martin Marietta Materials, Inc.                                                         16
          200  Texas Industries, Inc.                                                                   6
        1,000  U.S. Concrete, Inc.  *                                                                   3
          400  Vulcan Materials Co.                                                                    22
                                                                                          ---------------
                                                                                                       52
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.6%)
        4,500  Dow Chemical Co.                                                                       120
          100  E.I. du Pont de Nemours & Co.                                                            3
        1,600  Eastman Chemical Co.                                                                    65
        4,600  FMC Corp.                                                                              200
        2,200  Hercules, Inc.                                                                          37
          500  Huntsman Corp.                                                                           5
          300  LSB Industries, Inc.  *                                                                  3
       22,800  Olin Corp.                                                                             414
        1,300  PPG Industries, Inc.                                                                    64
        1,100  ShengdaTech, Inc.  *                                                                     6

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 36

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        2,400  Solutia, Inc.  *                                                           $            23
                                                                                          ---------------
                                                                                                      940
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
          500  Brush Engineered Materials, Inc.  *                                                      6
        3,300  Compass Minerals International, Inc.                                                   181
          129  Freeport-McMoRan Copper & Gold, Inc.                                                     4
          900  Horsehead Holding Corp.  *                                                               3
        1,700  Southern Copper Corp.                                                                   25
                                                                                          ---------------
                                                                                                      219
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
          700  American Vanguard Corp.                                                                 10
        6,900  CF Industries Holdings, Inc.                                                           443
          100  Intrepid Potash, Inc.  *                                                                 2
          500  Monsanto Co.                                                                            45
        7,300  Mosaic Co.                                                                             288
        3,100  Terra Industries, Inc.                                                                  68
                                                                                          ---------------
                                                                                                      856
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
        2,800  Louisiana-Pacific Corp.                                                                 13
                                                                                          ---------------
               GOLD (0.1%)
        1,100  Allied Nevada Gold Corp.  *                                                              4
       16,900  Coeur d'Alene Mines Corp.  *                                                            12
        1,200  Newmont Mining Corp.                                                                    32
        1,500  Royal Gold, Inc.                                                                        43
                                                                                          ---------------
                                                                                                       91
                                                                                          ---------------
               INDUSTRIAL GASES (0.1%)
          400  Air Products & Chemicals, Inc.                                                          23
        1,000  Airgas, Inc.                                                                            38
        1,100  Praxair, Inc.                                                                           72
                                                                                          ---------------
                                                                                                      133
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
          200  AEP Industries, Inc.  *                                                                  4
          700  AptarGroup, Inc.                                                                        21
          400  Ball Corp.                                                                              14
          300  BWAY Holding Co.  *                                                                      2
        3,200  Crown Holdings, Inc.  *                                                                 64
          100  Greif, Inc. "A"                                                                          4
        1,100  Myers Industries, Inc.                                                                  12
          900  Owens-Illinois, Inc.  *                                                                 21
                                                                                          ---------------
                                                                                                      142
                                                                                          ---------------
               PAPER PACKAGING (0.3%)
          700  Bemis Co., Inc.                                                                         17
        1,700  Boise, Inc.  *                                                                           1
        3,600  Graphic Packaging Holding Co.  *                                                         7
        9,700  Packaging Corp. of America                                                             163
        3,400  Rock-Tenn Co. "A"                                                                      103
        1,200  Smurfit-Stone Container Corp.  *                                                         2
        3,100  Sonoco Products Co.                                                                     78
          100  Temple-Inland, Inc.                                                                      1
                                                                                          ---------------
                                                                                                      372
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
        1,900  AbitibiBowater, Inc.  *                                                                  4
        2,200  Domtar Corp.  *                                                                          5
        1,900  Glatfelter                                                                              19
          600  KapStone Paper & Packaging Corp.  *                                                      3
       16,400  MeadWestVaco Corp.                                                                     230
          700  Mercer International, Inc.  *                                                            2

---------------------------------------------------------------------------------------------------------
37 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
          600  Verso Paper Corp.                                                          $             1
                                                                                          ---------------
                                                                                                      264
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.0%)
          800  Apex Silver Mines Ltd.  *                                                                1
        5,700  Hecla Mining Co.  *                                                                     14
          100  Stillwater Mining Co.  *                                                                 1
                                                                                          ---------------
                                                                                                       16
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.3%)
        1,100  A. Schulman, Inc.                                                                       20
          700  Balchem Corp.                                                                           18
        1,000  Chemtura Corp.                                                                           2
       16,100  Ferro Corp.                                                                            249
          400  Flotek Industries, Inc.  *                                                               2
          300  GenTek, Inc.  *                                                                          5
        2,700  H.B. Fuller Co.                                                                         48
          700  ICO, Inc.  *                                                                             3
        1,000  Innospec, Inc.                                                                           9
        1,000  Landec Corp.  *                                                                          9
          700  Metabolix, Inc.  *                                                                       7
        2,400  Polyone Corp.  *                                                                        11
          100  Quaker Chemical Corp.                                                                    2
          200  Rohm & Haas Co.                                                                         14
        1,400  Sensient Technologies Corp.                                                             35
          300  Symyx Technologies, Inc.  *                                                              1
        4,200  W.R. Grace & Co.  *                                                                     38
          600  Zep, Inc.                                                                               13
          200  Zoltek Companies, Inc.  *                                                                2
                                                                                          ---------------
                                                                                                      488
                                                                                          ---------------
               STEEL (0.2%)
        1,300  AK Steel Holding Corp.                                                                  18
          700  AM Castle & Co.                                                                          9
          600  China Precision Steel, Inc.  *                                                           1
          400  General Steel Holdings, Inc.  *                                                          2
        1,100  Gibraltar Industries, Inc.                                                              15
          500  Haynes International, Inc.  *                                                           13
        2,400  Nucor Corp.                                                                             97
          400  Olympic Steel, Inc.                                                                      9
        1,500  Schnitzer Steel Industries, Inc. "A"                                                    40
          200  Sutor Technology Group Ltd.  *                                                          --
          100  U.S. Steel Corp.                                                                         4
          200  Universal Stainless & Alloy Products, Inc.  *                                            4
        7,800  Worthington Industries, Inc.                                                            94
                                                                                          ---------------
                                                                                                      306
                                                                                          ---------------
               Total Materials                                                                      3,930
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
        1,500  Cogent Communications Group, Inc.  *                                                     7
        1,500  Global Crossing Ltd.  *                                                                 10
        1,800  Globalstar, Inc.  *                                                                      1
          800  iBasis, Inc.  *                                                                          2
        7,300  Level 3 Communications, Inc.  *                                                          8
        5,500  PAETEC Holding Corp.  *                                                                  5
        2,400  Vonage Holdings Corp.  *                                                                 2
                                                                                          ---------------
                                                                                                       35
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
        1,400  Alaska Communications Systems Group, Inc.                                               13
       10,596  AT&T, Inc.                                                                             284
        6,000  Cincinnati Bell, Inc.  *                                                                14
        1,800  Embarq Corp.                                                                            54

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 38

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        1,748  Fairpoint Communications, Inc.                                             $             7
          200  Hungarian Telephone and Cable Corp.  *                                                   2
        3,400  NeuStar, Inc. "A"  *                                                                    67
        7,500  Qwest Communications International, Inc.                                                21
          300  Shenandoah Telecommunications Co.                                                        7
       19,300  Verizon Communications, Inc.                                                           573
                                                                                          ---------------
                                                                                                    1,042
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        1,800  Centennial Communications Corp.  *                                                       6
        4,300  ICO Global Communications Holdings Ltd.  *                                               7
          700  iPCS, Inc.  *                                                                           11
          200  Leap Wireless International, Inc.  *                                                     6
        7,300  Sprint Nextel Corp.                                                                     23
        1,300  Starent Networks Corp.  *                                                               13
        1,000  Syniverse Holdings, Inc.  *                                                             19
          400  Telephone & Data Systems, Inc.                                                          11
          400  USA Mobility, Inc.  *                                                                    4
        1,300  Virgin Mobile USA, Inc. "A"  *                                                           1
                                                                                          ---------------
                                                                                                      101
                                                                                          ---------------
               Total Telecommunication Services                                                     1,178
                                                                                          ---------------

               UTILITIES (1.7%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
          100  Central Vermont Public Service Corp.                                                     2
          600  CH Energy Group, Inc.                                                                   25
          500  Cleco Corp.                                                                             12
        2,700  DPL, Inc.                                                                               62
        9,100  Duke Energy Corp.                                                                      149
        2,000  Edison International                                                                    71
        1,900  El Paso Electric Co.  *                                                                 35
        1,600  Empire District Electric Co.                                                            31
        1,700  FPL Group, Inc.                                                                         80
          800  MGE Energy, Inc.                                                                        28
        1,800  Reliant Energy, Inc.  *                                                                  9
        1,000  UIL Holdings Corp.                                                                      33
          100  UniSource Energy Corp.                                                                   3
          800  Weststar Energy, Inc.                                                                   16
                                                                                          ---------------
                                                                                                      556
                                                                                          ---------------
               GAS UTILITIES (0.7%)
        2,600  Atmos Energy Corp.                                                                      63
          300  Chesapeake Utilities Corp.                                                               9
          300  Kinder Morgan Energy Partners, L.P.                                                     16
          600  Laclede Group, Inc.                                                                     31
        8,700  National Fuel Gas Co.                                                                  315
        6,100  Nicor, Inc.                                                                            282
        3,600  Northwest Natural Gas Co.                                                              183
        4,100  Piedmont Natural Gas Co., Inc.                                                         135
        1,000  UGI Corp.                                                                               24
          300  WGL Holdings, Inc.                                                                      10
                                                                                          ---------------
                                                                                                    1,068
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        2,400  Dynegy, Inc. "A"  *                                                                      9
          400  Enernoc, Inc.  *                                                                         3
        4,600  Ormat Technologies, Inc.                                                               111
        1,100  Synthesis Energy Systems, Inc.  *                                                        2
                                                                                          ---------------
                                                                                                      125
                                                                                          ---------------
               MULTI-UTILITIES (0.5%)
        8,300  Alliant Energy Corp.                                                                   244
        1,400  Avista Corp.                                                                            28
        1,800  Calpine Corp.  *                                                                        21

---------------------------------------------------------------------------------------------------------
39 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        1,000  Dominion Resources, Inc.                                                   $            36
       12,100  MDU Resources Group, Inc.                                                              220
        1,900  PG&E Corp.                                                                              70
        1,800  Public Service Enterprise Group, Inc.                                                   51
          600  Puget Energy, Inc.                                                                      14
          300  Sempra Energy                                                                           13
        2,000  TECO Energy, Inc.                                                                       23
          500  Vectren Corp.                                                                           12
                                                                                          ---------------
                                                                                                      732
                                                                                          ---------------
               WATER UTILITIES (0.1%)
          700  American States Water Co.                                                               24
          300  American Water Works Co., Inc.                                                           6
          600  Aqua America, Inc.                                                                      11
          500  Cadiz, Inc.  *                                                                           7
        1,200  California Water Service Group                                                          45
          300  Connecticut Water Service, Inc.                                                          8
          200  Consolidated Water Co. Ltd.                                                              3
          600  Middlesex Water Co.                                                                     10
          500  SJW Corp.                                                                               14
        1,000  Southwest Water Co.                                                                      8
                                                                                          ---------------
                                                                                                      136
                                                                                          ---------------
               Total Utilities                                                                      2,617
                                                                                          ---------------
               Total Common Stocks (cost: $101,590)                                                75,926
                                                                                          ---------------

    PRINCIPAL
    AMOUNT                                                                                 MARKET
    $(000)/                                                                                VALUE
    SHARES     SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (1.1%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        5,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (b)                                                                                    258
                                                                                          ---------------

               FINANCIALS (0.6%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
       15,000  Delphi Financial Group, Inc., 7.38%, 5/01/2067                                         150
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        2,500  Axis Capital Holdings Ltd., 7.50%, perpetual                                           207
                                                                                          ---------------
               REINSURANCE (0.4%)
          500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                                    316
         $500  Swiss Re Capital I LP, 6.85%, perpetual  (b)                                           274
                                                                                          ---------------
                                                                                                      590
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
       20,000  IndyMac Bank, F.S.B., 8.50% *(b)                                                        --
        1,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual *              1
                                                                                          ---------------
                                                                                                        1
                                                                                          ---------------
               Total Financials                                                                       948
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
          500  Centaur Funding Corp., 9.08%  (b)                                                      423
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 40

---------------------------------------------------------------------------------------------------------

    PRINCIPAL
    AMOUNT                                                                                 MARKET
    $(000)/                                                                                VALUE
    SHARES     SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT (0.0%)
               ----------------------
       20,000  Fannie Mae, 8.25%, perpetual  *                                            $            44
       10,000  Freddie Mac, 8.38%, perpetual *                                                         15
                                                                                          ---------------
               Total U.S. Government                                                                   59
                                                                                          ---------------
               Total Preferred Securities (cost: $3,912)                                            1,688
                                                                                          ---------------

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (9.5%)

      245,090  iShares MSCI EAFE Index Fund  (c)                                                   10,936
        9,300  iShares Russell 1000 Growth Index Fund                                                 372
       56,100  iShares Russell 1000 Index Fund                                                      2,955
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $21,308)                                         14,263
                                                                                          ---------------
               Total Equity Securities
               (cost: $126,810)                                                                    91,877
                                                                                          ---------------

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               BONDS (32.6%)

               CORPORATE OBLIGATIONS (13.3%)

               CONSUMER DISCRETIONARY (1.5%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    $     250  Kellwood Co. (c)                             7.63%        10/15/2017                   126
                                                                                          ---------------
               BROADCASTING (0.3%)
          500  Liberty Media Corp. (c)                      7.88          7/15/2009                   505
                                                                                          ---------------
               HOMEBUILDING (0.9%)
          500  Centex Corp. (c)                             7.50          1/15/2012                   395
        1,000  Lennar Corp. (c)                             7.63          3/01/2009                   920
                                                                                          ---------------
                                                                                                    1,315
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
          500  Stanley Works Capital Trust I (c)            5.90         12/01/2045                   367
                                                                                          ---------------
               Total Consumer Discretionary                                                         2,313
                                                                                          ---------------

               ENERGY (0.2%)
               ------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
          500  Sabine Pass LNG, LP (c)                      7.25         11/30/2013                   358
                                                                                          ---------------

               FINANCIALS (8.4%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
          500  American Capital Strategies Ltd. (c)         6.85          8/01/2012                   399
                                                                                          ---------------

               CONSUMER FINANCE (0.2%)
          500  General Motors Acceptance Corp. (c)          6.75         12/01/2014                   253
                                                                                          ---------------
               DIVERSIFIED BANKS (0.6%)
          500  BayernLB Capital Trust I                     6.20          3/29/2049                   236

---------------------------------------------------------------------------------------------------------
41 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
    $     500  USB Realty Corp. (b)                         6.09%                 -(d)      $         235
          500  Wachovia Corp.                               7.98                  -(d)                379
                                                                                          ---------------
                                                                                                      850
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.6%)
        1,000  First Republic Bank Corp. (c)                7.75          9/15/2012                   875
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.8%)
        1,000  Great-West Life & Annuity Insurance Co.
                    (b),(c)                                 7.15          5/16/2046                   680
          500  MetLife Capital Trust IV (b)                 7.88         12/15/2037                   280
          500  Prudential Financial, Inc.                   8.88          6/15/2038                   288
                                                                                          ---------------
                                                                                                    1,248
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.6%)
          500  Genworth Financial, Inc.                     6.15         11/15/2066                   117
          500  Oil Casualty Insurance Ltd. (b),(c)          8.00          9/15/2034                   458
          500  Oil Insurance Ltd. (b),(c)                   7.56                  -(d)                253
                                                                                          ---------------
                                                                                                      828
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.8%)
          500  Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   150
          500  Fidelity National Title Group, Inc. (c)      5.25          3/15/2013                   493
          500  Fund American Companies, Inc. (c)            5.88          5/15/2013                   376
          500  Markel Corp. (c)                             6.80          2/15/2013                   484
          500  MBIA Insurance Co. (b)                      14.00          1/15/2033                   270
          500  Ohio Casualty Corp. (c)                      7.30          6/15/2014                   516
          500  Travelers Companies, Inc. (c)                6.25          3/15/2037                   298
          500  XL Capital Ltd. (c)                          6.50                  -(d)                140
                                                                                          ---------------
                                                                                                    2,727
                                                                                          ---------------
               Regional Banks (2.4%)
        1,000  CBG Florida REIT Corp. (b)                   7.11                  -(d)                205
        1,000  Fulton Capital Trust I (c)                   6.29          2/01/2036                   399
          500  Huntington Capital III                       6.65          5/15/2037                   203
          500  National City Preferred Capital Trust I
                 (c)                                       12.00                  -(d)                456
          645  PNC Preferred Funding Trust (b),(c)          6.52                  -(d)                455
          500  Popular North America Capital Trust I (c)    6.56          9/15/2034                   271
          500  Regions Financing Trust II (c)               6.63          5/15/2047                   172
        1,000  TCF National Bank (c)                        5.50          2/01/2016                   962
          500  Webster Capital Trust IV (c)                 7.65          6/15/2037                   150
          500  Zions Bancorp                                5.50         11/16/2015                   335
                                                                                          ---------------
                                                                                                    3,608
                                                                                          ---------------
               REITS - DIVERSIFIED (0.6%)
        1,000  Washington REIT (c)                          5.25          1/15/2014                   938
                                                                                          ---------------
               REITS - RETAIL (0.1%)
          500  Rouse Co. LP (b),(c)                         6.75          5/01/2013                   173
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
          870  Independence Community Bank Corp. (c)        3.75          4/01/2014                   669
          500  Washington Mutual Preferred Funding Trust
                    I (a),(b),(c)                           6.53                  -(d)                  3
                                                                                          ---------------
                                                                                                      672
                                                                                          ---------------
               Total Financials                                                                    12,571
                                                                                          ---------------

               INDUSTRIALS (0.5%)
               ------------------
               BUILDING PRODUCTS (0.2%)
          500  USG Corp. (c)                                6.30         11/15/2016                   302
                                                                                          ---------------
               TRUCKING (0.3%)
          500  Roadway Corp. (c)                            8.25         12/01/2008                   501
                                                                                          ---------------
               Total Industrials                                                                      803
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 42

---------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               UTILITIES (2.7%)
               ----------------
               ELECTRIC UTILITIES (2.1%)
    $   1,000  Entergy Louisiana, Inc. (c)                  5.83%        11/01/2010         $         985
        1,000  Monongahela Power Co. (c)                    7.36          1/15/2010                   997
          330  Oglethorpe Power Corp. (c)                   6.97          6/30/2011                   343
          173  Power Contract Financing, LLC (b),(c)        6.26          2/01/2010                   175
        1,000  PPL Capital Funding, Inc. (c)                6.70          3/30/2067                   581
                                                                                          ---------------
                                                                                                    3,081
                                                                                          ---------------
               MULTI-UTILITIES (0.6%)
          500  Black Hills Corp. (c)                        6.50          5/15/2013                   470
          500  Puget Sound Energy, Inc. (c)                 6.97          6/01/2067                   420
                                                                                          ---------------
                                                                                                      890
                                                                                          ---------------
               Total Utilities                                                                      3,971
                                                                                          ---------------
               Total Corporate Obligations(cost: $26,852)                                          20,016
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (5.0%)

               ENERGY (0.4%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
          250  PEMEX Finance Ltd. (c)                       9.03          2/15/2011                   264
          500  Trans-Canada Pipelines Ltd. (c)              6.35          5/15/2067                   347
                                                                                          ---------------
                                                                                                      611
                                                                                          ---------------
               Total Energy                                                                           611
                                                                                          ---------------

               FINANCIALS (4.5%)
               -----------------
               DIVERSIFIED BANKS (2.4%)
          500  Barclays Bank plc (b)                        5.93                  -(d)                269
          500  BBVA International Preferred S.A.
                  Unipersonal (b)                           5.92                  -(d)                235
        1,000  BOI Capital Funding Number 3, LP (b),(c)     6.11                  -(d)                330
          500  Landsbanki Islands hf (a),(b),(c)            7.43                  -(d)                  7
          500  Lloyds TSB Group plc (b),(c)                 6.27                  -(d)                227
          500  Mizuho Capital Investment 1 Ltd. (b),(c)     6.69                  -(d)                276
        1,000  National Capital Trust II (b),(c)            5.49                  -(d)                580
          500  Natixis                                     10.00                  -(d)                313
          880  Nordea Bank AB (b),(c)                       5.42                  -(d)                497
          500  Skandinaviska Enskilda Banken AB (b),(c)     5.47                  -(d)                280
          500  Standard Chartered plc (b),(c)               6.41                  -(d)                265
          500  Sumitomo Mitsui Financial Group (b),(c)      6.08                  -(d)                346
                                                                                          ---------------
                                                                                                    3,625
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
          500  AXA S.A. (b),(c)                             6.46                  -(d)                275
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
        1,000  ING Capital Funding Trust III (c)            8.44                  -(d)                779
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
          500  Allied World Assurance Holdings Ltd. (c)     7.50          8/01/2016                   412
          500  Catlin Insurance Co. Ltd. (b),(c)            7.25                  -(d)                124
                                                                                          ---------------
                                                                                                      536
                                                                                          ---------------
               REGIONAL BANKS (0.2%)
          500  Credit Agricole S.A. (b)                     6.64                  -(d)                240
        1,000  Glitnir Banki hf (a),(b),(c)                 7.45                  -(d)                 15
                                                                                          ---------------
                                                                                                      255
                                                                                          ---------------
               REINSURANCE (0.7%)
          500  Montpelier Re Holdings Ltd.(e) (c)           6.13          8/15/2013                   494

---------------------------------------------------------------------------------------------------------
43 | USAA FIRST START GROWTH FUND

---------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

    $     500  Platinum Underwriters Finance, Inc. (c)      7.50%         6/01/2017         $         471
                                                                                          ---------------
                                                                                                      965
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
          500  QBE Capital Funding II, LP (b),(c)           6.80                  -(d)                213
                                                                                          ---------------
               Total Financials                                                                     6,648
                                                                                          ---------------

               MATERIALS (0.1%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
          500  Glencore Finance S.A. (c)                    8.00                  -(d)                175
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $13,893)                               7,434
                                                                                          ---------------

               ASSET-BACKED SECURITIES (6.2%)

               FINANCIALS (6.2%)
               -----------------
               ASSET-BACKED FINANCING (6.2%)
          197  Aerco Ltd. (b)                               5.08 (f)      7/15/2025                   198
          500  AESOP Funding II, LLC (b)                    4.50          3/20/2012                   392
          500  American Express Credit Account Master
                     Trust (b)                              4.91 (f)      9/15/2016                   303
        1,000  ARG Funding Corp. (b)                        4.29          4/20/2011                   919
        1,000  Banc of America Mortgage Securities,
                     Inc.                                   4.14 (f)      7/25/2034                   980
          500  Banc of America Securities Auto Trust        5.51          2/19/2013                   434
          500  Bank of America Credit Card Trust            4.85 (f)      6/15/2014                   369
          500  Bank One Issuance Trust                      4.77          2/16/2016                   347
          451  Capital One Auto Finance Trust (INS)         4.71          6/15/2012                   418
          500  Capital One Multi-Asset Execution Trust      5.05         12/17/2018                   369
          500  CPS Auto Receivables Trust (INS)             6.48          7/15/2013                   452
          500  Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                   500
          500  GE Capital Credit Card Master Note Trust     4.67 (f)      9/15/2012                   466
          500  MBNA Master Credit Card Note Trust           6.80          7/15/2014                   397
          500  Rental Car Finance Corp. (b)                 3.40 (f)      7/25/2013                   402
          500  Triad Automobile Receivables Owners
                     Trust                                  5.43          7/14/2014                   415
          908  Trinity Rail Leasing, LP (b)                 5.90          5/14/2036                   623
          560  UPFC Auto Receivables Trust                  5.75          9/15/2010                   554
          415  USXL Funding, LLC (INS)(b)                   5.38          4/15/2014                   378
          500  WFS Financial Owner Trust                    4.76          5/17/2013                   370
                                                                                          ---------------
               Total Financials                                                                     9,286
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $10,275)                                         9,286
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (8.0%)

               FINANCIALS (8.0%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (8.0%)
        1,000  Commercial Mortgage Asset Trust              6.98          1/17/2032                   983
        1,000  Commercial Mortgage Trust (b)                5.15          5/10/2043                   994
          745  Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.10          8/15/2038                   513
          887  First Union National Bank Commercial
                     Mortgage Trust                         7.39         12/15/2031                   886
        1,000  GE Capital Commercial Mortgage Corp.         6.07          6/10/2038                   974
          579  Government Lease Trust (b),(c)               6.48          5/18/2011                   596
          797  GS Mortgage Securities Corp. II              4.30          1/10/2040                   744
        1,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.82          9/12/2037                   897
        1,000  J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.49          4/15/2043                   888
        1,000  LB-UBS Commercial Mortgage Trust             4.85          9/15/2031                   916
          762  Merrill Lynch Mortgage Investors, Inc.
                     (c)                                    7.56         11/15/2031                   762

---------------------------------------------------------------------------------------------------------
                                                                            PORTFOLIO OF INVESTMENTS | 44

---------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

    $   1,000  Morgan Stanley Capital I, Inc.               5.39% (f)     3/12/2044         $         900
        1,000  Nationslink Funding Corp. (b)                7.10 (f)      1/20/2031                   985
        1,000  Prudential Mortgage Capital Funding, LLC     6.76          5/10/2034                   996
                                                                                          ---------------
               Total Financials                                                                    12,034
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $12,769)                                 12,034
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.1%)

               NOTES (0.1%)
          100  2.00%, 2/28/2010(cost:  $100)                                                          101
                                                                                          ---------------
               Total Bonds
               (cost: $63,889)                                                                     48,871
                                                                                          ---------------

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.8%)

               MONEY MARKET FUNDS (1.8%)

    2,586,018  State Street Institutional Liquid Reserves, 2.40% (g)
                    (cost:  $2,586)                                                                 2,586
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $193,285)                                       $         143,334
                                                                                          ===============

       NUMBER                                                                                      MARKET
           OF                                                                                       VALUE
    CONTRACTS  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               PURCHASED OPTIONS (2.1%)
          324  Put - On S&P 500 Index expiring March 21, 2009 at 950                                3,201
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS
               (COST: $3,629)                                                           $           3,201
                                                                                          ===============

               WRITTEN OPTIONS (0.1%)
         (324) Put - On S&P 500 Index expiring November 22, 2008 at 700                              (126)
         (324) Call - On S&P 500 Index expiring November 22, 2008 at 1125                             (76)
                                                                                          ---------------

               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $744)                                                $            (202)
                                                                                          ===============
---------------------------------------------------------------------------------------------------------

45 | USAA FIRST START GROWTH FUND

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

--------------------------------------------------------------------------------
                                          NOTES TO PORTFOLIO OF INVESTMENTS | 46

--------------------------------------------------------------------------------

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The


--------------------------------------------------------------------------------
47 | USAA FIRST START GROWTH FUND

--------------------------------------------------------------------------------

valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                    INVESTMENTS IN    PURCHASED
VALUATION INPUTS                                        SECURITIES      OPTIONS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                $92,892,000   $3,201,000

Level 2 - Other Significant Observable Inputs           50,442,000            -

Level 3 - Significant Unobservable Inputs                        -            -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL                                                 $143,334,000   $3,201,000
-------------------------------------------------------------------------------

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's liabilities carried at fair value:

VALUATION INPUTS                                         WRITTEN OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                      $202,000

Level 2 - Other Significant Observable Inputs                       -

Level 3 - Significant Unobservable Inputs                           -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL                                                        $202,000
--------------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to

--------------------------------------------------------------------------------
                                          NOTES TO PORTFOLIO OF INVESTMENTS | 48

--------------------------------------------------------------------------------

cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of October 31, 2008, the Fund did not invest in any futures contracts.

D. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upwards movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is, the difference between the agreed upon price that the Fund must pay to the buyer upon expiration of the put and the value, which could be zero, of the index value at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such

--------------------------------------------------------------------------------
49 | USAA FIRST START GROWTH FUND

--------------------------------------------------------------------------------

purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of October 31, 2008.

F. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $1,296,000 and $51,675,000, respectively, resulting in net unrealized depreciation of $50,379,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $149,829,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.8% of net assets at October 31, 2008.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CPI       Consumer Price Index


CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.


(INS) Principal and interest payments are insured by Financial Guaranty Insurance Co. or Financial Security Assurance Holdings, Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
iShares iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT      Real estate investment trust

--------------------------------------------------------------------------------
                                         NOTES TO PORTFOLIO OF INVESTMENTS | 50

--------------------------------------------------------------------------------

SPECIFIC NOTES

(a)    Security is currently trading without interest.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At October 31, 2008, a portion of this security is segregated to cover the value of outstanding written call options.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Security was fair valued at October 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2008.
(g) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
*      Non-income-producing security.






--------------------------------------------------------------------------------
51 | USAA FIRST START GROWTH FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.